UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Alternative Asset Allocation VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	406,447,793
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	208,143

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Real Assets	50%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Global Infrastructure Fund	15%
DWS RREEF Real Estate Securities Fund	11%
Xtrackers RREEF Global Natural Resources ETF	4%
VanEck Uranium and Nuclear ETF	2%
State Street SPDR S&P Global Natural Resources ETF	2%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	18%
iShares Preferred & Income Securities ETF	4%
Alternative Fixed Income	13%
iShares JPMorgan USD Emerging Markets Bond ETF	7%
DWS Emerging Markets Fixed Income Fund	4%
VanEck JPMorgan EM Local Currency Bond ETF	2%
Absolute Return	10%
DWS Global Macro Fund	10%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2AAA-TSRS-A

R-101787-3 (08/26)

DWS Alternative Asset Allocation VIP

Class B

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	406,447,793
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	208,143

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Real Assets	50%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Global Infrastructure Fund	15%
DWS RREEF Real Estate Securities Fund	11%
Xtrackers RREEF Global Natural Resources ETF	4%
VanEck Uranium and Nuclear ETF	2%
State Street SPDR S&P Global Natural Resources ETF	2%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	18%
iShares Preferred & Income Securities ETF	4%
Alternative Fixed Income	13%
iShares JPMorgan USD Emerging Markets Bond ETF	7%
DWS Emerging Markets Fixed Income Fund	4%
VanEck JPMorgan EM Local Currency Bond ETF	2%
Absolute Return	10%
DWS Global Macro Fund	10%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2AAA-TSRS-B

R-101787-3 (08/26)

DWS CROCI® U.S. VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS CROCI® U.S. VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	151,851,632
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	375,678

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Rights	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	23%
Health Care	20%
Financials	14%
Industrials	11%
Consumer Staples	10%
Consumer Discretionary	7%
Communication Services	7%
Energy	5%
Materials	2%
Utilities	0%

Ten Largest Equity Holdings

Table Summary
Holdings	31.0% of Net Assets
Micron Technology, Inc.	6.8%
Alphabet, Inc.	3.3%
Kraft Heinz Co.	3.1%
Bristol-Myers Squibb Co.	3.1%
Merck & Co., Inc.	3.0%
Synchrony Financial	2.4%
Pfizer, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
Dell Technologies, Inc.	2.3%
Cognizant Technology Solutions Corp.	2.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2CUS-TSRS-A

R-101791-3 (08/26)

DWS Global Income Builder VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	118,217,446
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	71
Total Net Advisory Fees Paid ($)	213,323

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	56%
Corporate Bonds	24%
Government & Agency Obligations	16%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Exchange-Traded Funds-Fixed Income	1%
Equity Exposure	58%
Common Stocks	38%
Equity Index Futures	18%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	73%
Non US	41%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2GIB-TSRS-A

R-102124-3 (08/26)

DWS Government Money Market VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	264,066,473
Number of Portfolio Holdings	78
Total Net Advisory Fees Paid ($)	287,503
Weighted Average Maturity	25 days
7-Day Current Yield	3.30%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2026.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	51%
Government & Agency Obligations	49%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2GMM-TSRS-A

R-101789-3 (08/26)

DWS High Income VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	41,429,559
Number of Portfolio Holdings	256
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	56,655

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	91%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Other Investments	0%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	21%
Consumer Discretionary	12%
Energy	11%
Materials	9%
Financials	8%
Health Care	7%
Real Estate	6%
Industrials	6%
Information Technology	5%
Utilities	5%
Consumer Staples	4%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	0%
BBB	8%
BB	53%
B	29%
CCC	5%
Not Rated	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2HI-TSRS-A

R-101790-3 (08/26)

DWS International Opportunities VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS International Opportunities VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	23,768,591
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	15,365

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Preferred Stocks	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Financials	21%
Industrials	17%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	2%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Netherlands	13%
France	11%
Germany	10%
Switzerland	9%
Taiwan	7%
Korea	7%
United Kingdom	7%
United States	7%
Japan	6%
Canada	5%
Other	19%

Ten Largest Equity Holdings

Table Summary
Holdings	35.8% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	5.2%
DBS Group Holdings Ltd. (Singapore)	3.7%
Samsung Electronics Co., Ltd. (Korea)	3.5%
SK Hynix, Inc. (Korea)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.0%
ING Groep NV (Netherlands)	2.5%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2IO-TSRS-A

R-101788-3 (08/26)

DWS Small Mid Cap Growth VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	54,527,029
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	136,114

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Health Care	25%
Industrials	21%
Financials	9%
Consumer Discretionary	7%
Materials	3%
Energy	2%
Consumer Staples	2%
Real Estate	2%
Communication Services	1%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	23.2% of Net Assets
Advanced Energy Industries, Inc.	3.2%
Rush Enterprises, Inc.	2.7%
SiTime Corp.	2.6%
RadNet, Inc.	2.4%
Ultra Clean Holdings, Inc.	2.3%
FormFactor, Inc.	2.2%
Neurocrine Biosciences, Inc.	2.2%
Semtech Corp.	2.0%
Casey's General Stores, Inc.	1.9%
TopBuild Corp.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCG-TSRS-A

R-101792-3 (08/26)

DWS Small Mid Cap Value VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	96,259,775
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	264,384

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Rights	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Financials	18%
Consumer Discretionary	11%
Information Technology	11%
Real Estate	8%
Health Care	8%
Materials	6%
Energy	5%
Consumer Staples	4%
Utilities	4%
Communication Services	2%

Ten Largest Equity Holdings

Table Summary
Holdings	18.6% of Net Assets
UMB Financial Corp.	2.1%
Avnet, Inc.	2.0%
First BanCorp.	2.0%
Jazz Pharmaceuticals PLC	1.9%
EnerSys	1.9%
Ciena Corp.	1.8%
Hancock Whitney Corp.	1.8%
Sensata Technologies Holding PLC	1.8%
Revolution Medicines, Inc.	1.7%
Affiliated Managers Group, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCV-TSRS-A

R-101793-3 (08/26)

DWS Small Mid Cap Value VIP

Class B

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	96,259,775
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	264,384

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Rights	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Financials	18%
Consumer Discretionary	11%
Information Technology	11%
Real Estate	8%
Health Care	8%
Materials	6%
Energy	5%
Consumer Staples	4%
Utilities	4%
Communication Services	2%

Ten Largest Equity Holdings

Table Summary
Holdings	18.6% of Net Assets
UMB Financial Corp.	2.1%
Avnet, Inc.	2.0%
First BanCorp.	2.0%
Jazz Pharmaceuticals PLC	1.9%
EnerSys	1.9%
Ciena Corp.	1.8%
Hancock Whitney Corp.	1.8%
Sensata Technologies Holding PLC	1.8%
Revolution Medicines, Inc.	1.7%
Affiliated Managers Group, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCV-TSRS-B

R-101793-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP

Contents
3	Investment Portfolio
5	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Mutual Funds 56.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,888,469	14,390,132
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,446,530	66,544,393
DWS Global Macro Fund "Institutional" (a)	3,601,885	41,745,850
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,895,331	63,221,224
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,806,429	43,065,271
Total Mutual Funds (Cost $213,835,945)		228,966,870
Exchange-Traded Funds 38.8%
iShares JPMorgan USD Emerging Markets Bond ETF	286,257	27,606,625
iShares Preferred & Income Securities ETF	584,595	17,824,302
State Street SPDR Bloomberg Convertible Securities ETF	683,509	73,695,940
	Shares	Value ($)
State Street SPDR S&P Global Natural Resources ETF	98,914	6,657,901
VanEck JPMorgan EM Local Currency Bond ETF	289,002	7,386,891
VanEck Uranium and Nuclear ETF	58,529	6,788,194
Xtrackers RREEF Global Natural Resources ETF (b)	571,115	17,562,472
Total Exchange-Traded Funds (Cost $126,204,136)		157,522,325
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 3.66% (a) (c) (Cost $20,516,037)	20,516,037	20,516,037

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $360,556,118)	100.1	407,005,232
Other Assets and Liabilities, Net	(0.1)	(557,439)
Net Assets	100.0	406,447,793
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Mutual Funds 56.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
13,944,223	548,683	—	—	(110,415)	548,683	—	1,888,469	14,390,132
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
70,677,397	2,230,032	12,450,000	(4,077,763)	10,164,727	2,230,033	—	10,446,530	66,544,393
DWS Floating Rate Fund "Institutional" (a)
38,661,767	—	38,721,795	(2,452,024)	2,512,052	—	—	—	—
DWS Global Macro Fund "Institutional" (a)
32,323,726	8,940,408	—	—	481,716	340,407	—	3,601,885	41,745,850
DWS RREEF Global Infrastructure Fund "Institutional" (a)
67,772,745	1,754,122	10,692,359	891,377	3,502,980	664,141	1,089,981	3,895,331	63,221,224
DWS RREEF Real Estate Securities Fund "Institutional" (a)
38,220,318	4,470,048	5,000,000	(322,977)	5,697,882	470,048	—	1,806,429	43,065,271
Exchange-Traded Funds 4.3%
Xtrackers RREEF Global Natural Resources ETF (b)
19,890,021	—	3,528,310	596,907	603,854	203,968	—	571,115	17,562,472
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 3.66% (a) (c)
2,058,401	66,912,073	48,454,437	—	—	414,833	—	20,516,037	20,516,037
283,548,598	84,855,366	118,846,901	(5,364,480)	22,852,796	4,872,113	1,089,981	42,725,796	267,045,379

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 3

(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,966,870	$—	$—	$228,966,870
Exchange-Traded Funds	157,522,325	—	—	157,522,325
Short-Term Investments	20,516,037	—	—	20,516,037
Total	$407,005,232	$—	$—	$407,005,232
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated Underlying Funds, at value (cost $110,795,454)	$139,959,853
Investments in affiliated Underlying Funds, at value (cost $249,760,664)	267,045,379
Cash	10,000
Receivable for Fund shares sold	50,956
Other assets	1,514
Total assets	407,067,702
Liabilities
Payable for Fund shares redeemed	353,531
Accrued management fee	34,519
Accrued Trustees' fees	858
Other accrued expenses and payables	231,001
Total liabilities	619,909
Net assets, at value	$406,447,793
Net Assets Consist of
Distributable earnings (loss)	39,982,748
Paid-in capital	366,465,045
Net assets, at value	$406,447,793
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($66,798,659 ÷ 4,747,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.07
Class B
Net Asset Value, offering and redemption price per share ($339,649,134 ÷ 24,090,512 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.10
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends	$1,731,701
Income distributions from affiliated Underlying Funds	4,872,113
Total income	6,603,814
Expenses:
Management fee	208,143
Administration fee	201,899
Services to shareholders	882
Record keeping fee (Class B)	229,768
Distribution service fee (Class B)	439,027
Professional fees	42,975
Reports to shareholders	10,468
Trustees' fees and expenses	8,549
Other	2,456
Total expenses	1,144,167
Net investment income	5,459,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	(5,364,480)
Sale of non-affiliated Underlying Funds	96,520
Capital gain distributions from affiliated Underlying Funds	1,089,981
(4,177,979)
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	22,852,796
Non-affiliated Underlying Funds	10,238,635
33,091,431
Net gain (loss)	28,913,452
Net increase (decrease) in net assets resulting from operations	$34,373,099
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 5

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$5,459,647	$14,339,659
Net realized gain (loss)	(4,177,979)	8,135,417
Change in net unrealized appreciation (depreciation)	33,091,431	16,915,339
Net increase (decrease) in net assets resulting from operations	34,373,099	39,390,415
Distributions to shareholders:
Class A	(3,726,690)	(2,283,285)
Class B	(18,175,235)	(13,155,373)
Total distributions	(21,901,925)	(15,438,658)
Fund share transactions:
Class A
Proceeds from shares sold	4,389,960	6,008,407
Reinvestment of distributions	3,726,690	2,283,285
Payments for shares redeemed	(3,504,439)	(7,383,236)
Net increase (decrease) in net assets from Class A share transactions	4,612,211	908,456
Class B
Proceeds from shares sold	5,453,618	10,266,385
Reinvestment of distributions	18,175,235	13,155,373
Payments for shares redeemed	(43,631,116)	(53,068,636)
Net increase (decrease) in net assets from Class B share transactions	(20,002,263)	(29,646,878)
Increase (decrease) in net assets	(2,918,878)	(4,786,665)
Net assets at beginning of period	409,366,671	414,153,336
Net assets at end of period	$406,447,793	$409,366,671

Other Information
Class A
Shares outstanding at beginning of period	4,423,346	4,352,668
Shares sold	304,007	453,131
Shares issued to shareholders in reinvestment of distributions	262,258	179,222
Shares redeemed	(241,802)	(561,675)
Net increase (decrease) in Class A shares	324,463	70,678
Shares outstanding at end of period	4,747,809	4,423,346
Class B
Shares outstanding at beginning of period	25,445,682	27,641,179
Shares sold	378,563	770,079
Shares issued to shareholders in reinvestment of distributions	1,275,455	1,030,178
Shares redeemed	(3,009,188)	(3,995,754)
Net increase (decrease) in Class B shares	(1,355,170)	(2,195,497)
Shares outstanding at end of period	24,090,512	25,445,682
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Financial Highlights
DWS Alternative Asset Allocation VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.71	$12.95	$12.74	$12.99	$15.13	$13.70
Income (loss) from investment operations:
Net investment income[a]	.21	.51	.52	.47	.88	1.04
Net realized and unrealized gain (loss)	.99	.81	.18	.29	(1.93)	.69
Total from investment operations	1.20	1.32	.70	.76	(1.05)	1.73
Less distributions from:
Net investment income	(.57 )	(.56 )	(.48 )	(.89 )	(1.08)	(.30 )
Net realized gains	(.27 )	—	(.01 )	(.12 )	(.01 )	—
Total distributions	(.84 )	(.56 )	(.49 )	(1.01)	(1.09)	(.30 )
Net asset value, end of period	$14.07	$13.71	$12.95	$12.74	$12.99	$15.13
Total Return (%)[b]	8.65 *	10.50	5.64	6.19	(7.42)	12.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	61	56	51	46	47
Ratio of expenses (%)[c,d]	.23 **	.24	.23	.23	.23	.23
Ratio of net investment income (%)	2.99 **	3.86	4.02	3.76	6.44	7.13
Portfolio turnover rate (%)	11 *	18	25	0	12	19

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[d]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 7

DWS Alternative Asset Allocation VIP — Class B
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.70	$12.94	$12.72	$12.98	$15.11	$13.68
Income (loss) from investment operations:
Net investment income[a]	.18	.46	.46	.42	.80	.93
Net realized and unrealized gain (loss)	.99	.80	.20	.28	(1.90)	.75
Total from investment operations	1.17	1.26	.66	.70	(1.10)	1.68
Less distributions from:
Net investment income	(.50 )	(.50 )	(.43 )	(.84 )	(1.02)	(.25 )
Net realized gains	(.27 )	—	(.01 )	(.12 )	(.01 )	—
Total distributions	(.77 )	(.50 )	(.44 )	(.96 )	(1.03)	(.25 )
Net asset value, end of period	$14.10	$13.70	$12.94	$12.72	$12.98	$15.11
Total Return (%)[b]	8.49 *	10.03	5.30	5.67	(7.74)	12.35 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	340	349	358	371	376	447
Ratio of expenses before expense reductions (%)[d,e]	.61 **	.62	.61	.61	.61	.61
Ratio of expenses after expense reductions (%)[d,e]	.61 **	.62	.61	.61	.61	.60
Ratio of net investment income (%)	2.55 **	3.44	3.60	3.35	5.81	6.37
Portfolio turnover rate (%)	11 *	18	25	0	12	19

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Alternative Asset Allocation VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”). The Fund mainly invests in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”), non-affiliated exchange-traded funds (“Non-affiliated ETFs”), non-affiliated exchange-traded notes (“Non-affiliated ETNs”) and derivative investments. Non-affiliated ETFs, Non-affiliated ETNs and Underlying DWS Funds are collectively referred to as “Underlying Funds.” During the six months ended June 30, 2026, the Fund primarily invested in Underlying DWS Funds and non-affiliated ETFs. Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 9

supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Investments in mutual funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.
ETFs and ETNs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs and ETNs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs and ETNs securities are generally categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $368,178,276. The net unrealized appreciation for all investments based on tax cost was $38,826,956. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $57,602,216 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,775,260.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend Income is recorded on the ex-dividend date. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

10 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $17,943,293 and $70,392,464, respectively. Purchases and sales of Non-affiliated ETFs aggregated $26,269,444 and $23,065,956, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, RREEF provides investment management services to the portions of the Fund’s portfolio allocated to direct investments in global real estate and global infrastructure securities. RREEF is paid by the Advisor for the services RREEF provides to the Fund. As of the date of this report, the Fund obtained its exposure to global real estate and global infrastructure securities indirectly through investments in other Underlying Funds.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
On assets invested in exchange-traded funds and mutual funds	.10%
On assets invested in all other assets not considered exchange-traded funds and mutual funds	1.00%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Fund’s average daily net assets.
In addition, the Advisor and, when applicable, affiliates of the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.
The Fund does not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At June 30, 2026, the Fund held approximately 29% of DWS Emerging Markets Fixed Income Fund, 8% of DWS Enhanced Commodity Strategy Fund, 23% of DWS Global Macro Fund, 8% of DWS RREEF Global Infrastructure Fund, 5% of DWS RREEF Real Estate Securities Fund and 55% of Xtrackers RREEF Global Natural Resources ETF.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.06%
Class B	1.44%
The Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to the Advisor or, when applicable, affiliates of the Advisor or other investment advisors, incurred by the Underlying Funds in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $201,899, of which $32,887 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 11

shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$142	$44
Class B	223	59
	$365	$103
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2026, the Distribution Service Fee aggregated $439,027, of which $70,964 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $417, of which $215 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 72% and 18%, respectively. Two Participating Insurance Companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 78% and 11%, respectively.

12 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Alternative Asset Allocation VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was equal to the median, in the 1st quartile and in the 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 13

worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to any sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the

14 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2AAA-BFE2025

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 15

VS2AAA-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.3%
Communication Services 6.7%
Diversified Telecommunication Services 0.9%
Comcast Corp. "A"	53,047	1,302,304
Entertainment 0.3%
Walt Disney Co.	5,289	509,066
Interactive Media & Services 3.3%
Alphabet, Inc. "A"	14,048	5,020,334
Media 1.8%
Fox Corp. "A"	52,661	2,746,798
Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc.	3,762	631,000
Consumer Discretionary 7.3%
Automobile Components 1.0%
Aptiv PLC*	24,988	1,533,763
Distributors 0.6%
Genuine Parts Co.	7,987	942,306
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.	35,054	3,096,320
Travel & Leisure Co.	12,937	988,775
		4,085,095
Household Durables 1.8%
D.R. Horton, Inc.	14,029	2,285,043
Garmin Ltd.	1,601	380,302
		2,665,345
Specialty Retail 1.2%
AutoNation, Inc.*	7,286	1,353,666
Bath & Body Works, Inc.	21,999	508,837
		1,862,503
Consumer Staples 9.5%
Beverages 2.1%
Constellation Brands, Inc. "A"	3,634	505,453
Molson Coors Beverage Co. "B"	57,955	2,257,927
PepsiCo, Inc.	2,889	391,170
		3,154,550
Consumer Staples Distribution & Retail 1.1%
Dollar General Corp.	6,755	777,568
Target Corp.	6,850	894,679
		1,672,247
Food Products 5.0%
Kraft Heinz Co.	201,953	4,770,130
The J.M. Smucker Co.	25,382	2,855,475
		7,625,605
Tobacco 1.3%
Altria Group, Inc.	28,194	2,028,558
	Shares	Value ($)
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
Devon Energy Corp.	76,586	3,164,533
EQT Corp.	8,753	465,397
ONEOK, Inc.	34,183	2,971,870
Valero Energy Corp.	3,749	976,390
		7,578,190
Financials 13.5%
Banks 6.8%
Bank of America Corp.	24,220	1,380,056
Citigroup, Inc.	10,348	1,448,306
JPMorgan Chase & Co.	10,925	3,576,080
Regions Financial Corp.	22,048	665,850
U.S. Bancorp.	33,971	2,051,848
Wells Fargo & Co.	15,546	1,284,721
		10,406,861
Capital Markets 1.5%
State Street Corp.	13,254	2,247,879
Consumer Finance 3.1%
Capital One Financial Corp.	5,216	1,046,434
Synchrony Financial	48,749	3,707,361
		4,753,795
Financial Services 2.1%
Fiserv, Inc.*	23,368	1,146,200
PayPal Holdings, Inc.	45,687	1,972,765
		3,118,965
Health Care 20.4%
Biotechnology 3.6%
Amgen, Inc.	1,785	646,384
Gilead Sciences, Inc.	16,667	2,105,709
Regeneron Pharmaceuticals, Inc.	4,366	2,722,376
		5,474,469
Health Care Equipment & Supplies 3.1%
GE HealthCare Technologies, Inc.	5,845	374,138
Medtronic PLC	24,760	1,936,975
ResMed, Inc.	4,533	883,391
Teleflex, Inc.	7,205	913,306
Zimmer Biomet Holdings, Inc.	6,249	537,976
		4,645,786
Health Care Providers & Services 1.6%
HCA Healthcare, Inc.	1,848	720,517
Labcorp Holdings, Inc.	1,872	524,160
Tenet Healthcare Corp.*	6,116	1,144,181
		2,388,858
Pharmaceuticals 12.1%
Bristol-Myers Squibb Co.	81,562	4,699,603
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 3

	Shares	Value ($)
Johnson & Johnson	10,907	2,770,051
Merck & Co., Inc.	34,928	4,488,248
Pfizer, Inc.	150,838	3,632,179
Viatris, Inc.	139,288	2,211,893
Zoetis, Inc.	8,719	626,547
		18,428,521
Industrials 10.8%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	3,924	1,999,121
Building Products 2.3%
Allegion PLC	18,801	2,641,352
Masco Corp.	10,476	852,432
		3,493,784
Electrical Equipment 1.7%
Acuity, Inc.	5,614	2,114,569
Hubbell, Inc.	962	503,319
		2,617,888
Machinery 2.6%
Cummins, Inc.	2,304	1,643,236
Flowserve Corp. (a)	9,879	732,626
Pentair PLC	19,651	1,506,446
		3,882,308
Passenger Airlines 0.4%
Delta Air Lines, Inc.	6,512	609,914
Professional Services 1.6%
Leidos Holdings, Inc.	11,706	1,205,367
SS&C Technologies Holdings, Inc.	20,436	1,268,054
		2,473,421
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	5,439	1,290,838
Information Technology 23.4%
Communications Equipment 1.7%
Arista Networks, Inc.*	2,586	439,310
Cisco Systems, Inc.	17,937	2,106,880
		2,546,190
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. "A"	6,621	1,167,415
Sanmina Corp.*	1,679	424,921
TE Connectivity PLC	5,324	1,073,372
Zebra Technologies Corp. "A"*	1,443	379,884
		3,045,592
IT Services 4.6%
Accenture PLC "A"	9,545	1,187,780
Amdocs Ltd.	39,000	1,971,060
Cognizant Technology Solutions Corp. "A"	86,378	3,345,420
International Business Machines Corp.	1,602	450,498
		6,954,758
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	3,885	2,808,855
Micron Technology, Inc.	9,010	10,400,153
NVIDIA Corp.	2,099	419,989
QUALCOMM, Inc.	9,840	1,818,333
		15,447,330
Software 0.5%
Gen Digital, Inc.	31,675	788,391
Technology Hardware, Storage & Peripherals 4.4%
Dell Technologies, Inc. "C"	8,220	3,546,601
Hewlett Packard Enterprise Co.	49,542	2,234,840
HP, Inc. (a)	42,157	924,924
		6,706,365
Materials 2.2%
Construction Materials 0.4%
Amrize Ltd.* (a)	11,410	608,153
Containers & Packaging 0.3%
Amcor PLC	11,319	490,679
Metals & Mining 1.5%
Newmont Corp.	24,300	2,269,620
Utilities 0.5%
Electric Utilities 0.5%
Constellation Energy Corp.	2,939	729,960
Total Common Stocks (Cost $120,189,730)		150,777,110
Rights 0.0%
Health Care
Hologic, Inc.,* (b) (Cost $162)	16,172	162
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.66% (c) (Cost $1,026,934)	1,026,934	1,026,934

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,216,826)	100.0	151,804,206
Other Assets and Liabilities, Net	0.0	47,426
Net Assets	100.0	151,851,632
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (c) (d)
—	0 (e)	—	—	—	565	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.66% (c)
1,229,241	6,440,341	6,642,648	—	—	15,018	—	1,026,934	1,026,934
1,229,241	6,440,341	6,642,648	—	—	15,583	—	1,026,934	1,026,934

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $2,258,062, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,322,662.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$150,777,110	$—	$—	$150,777,110
Rights	—	—	162	162
Short-Term Investments	1,026,934	—	—	1,026,934
Total	$151,804,044	$—	$162	$151,804,206

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $120,189,892) — including $2,258,062 of securities loaned*	$150,777,272
Investment in DWS Central Cash Management Government Fund (cost $1,026,934)	1,026,934
Cash	12,915
Receivable for Fund shares sold	909
Dividends receivable	169,671
Affiliated securities lending income receivable	228
Other assets	779
Total assets	151,988,708
Liabilities
Payable for Fund shares redeemed	14,815
Accrued management fee	58,176
Accrued Trustees' fees	355
Other accrued expenses and payables	63,730
Total liabilities	137,076
Net assets, at value	$151,851,632
Net Assets Consist of
Distributable earnings (loss)	43,171,517
Paid-in capital	108,680,115
Net assets, at value	$151,851,632
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($151,851,632 ÷ 8,408,117 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$18.06

*	The Fund held non-cash collateral having a value of $2,322,662.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends	$1,696,365
Income distributions — DWS Central Cash Management Government Fund	15,018
Affiliated securities lending income, net	565
Total income	1,711,948
Expenses:
Management fee	435,719
Administration fee	70,441
Services to shareholders	456
Custodian fee	1,932
Professional fees	35,595
Reports to shareholders	20,229
Trustees' fees and expenses	2,956
Other	3,877
Total expenses before expense reductions	571,205
Expense reductions	(60,376)
Total expenses after expense reductions	510,829
Net investment income	1,201,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	11,864,366
Change in net unrealized appreciation (depreciation) on investments	859,554
Net gain (loss)	12,723,920
Net increase (decrease) in net assets resulting from operations	$13,925,039
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,201,119	$2,237,679
Net realized gain (loss)	11,864,366	15,980,191
Change in net unrealized appreciation (depreciation)	859,554	3,378,732
Net increase (decrease) in net assets resulting from operations	13,925,039	21,596,602
Distributions to shareholders:
Class A	(18,303,671)	(13,636,482)
Fund share transactions:
Class A
Proceeds from shares sold	608,766	1,462,377
Reinvestment of distributions	18,303,671	13,636,482
Payments for shares redeemed	(8,265,093)	(15,945,313)
Net increase (decrease) in net assets from Class A share transactions	10,647,344	(846,454)
Increase (decrease) in net assets	6,268,712	7,113,666
Net assets at beginning of period	145,582,920	138,469,254
Net assets at end of period	$151,851,632	$145,582,920

Other Information
Class A
Shares outstanding at beginning of period	7,735,603	7,658,923
Shares sold	33,317	87,626
Shares issued to shareholders in reinvestment of distributions	1,086,271	917,664
Shares redeemed	(447,074)	(928,610)
Net increase (decrease) in Class A shares	672,514	76,680
Shares outstanding at end of period	8,408,117	7,735,603
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 7

Financial Highlights
DWS CROCI® U.S. VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$18.82	$18.08	$15.59	$13.14	$16.05	$12.92
Income (loss) from investment operations:
Net investment income[a]	.15	.29	.22	.24	.23	.24
Net realized and unrealized gain (loss)	1.54	2.32	2.52	2.45	(2.68)	3.17
Total from investment operations	1.69	2.61	2.74	2.69	(2.45)	3.41
Less distributions from:
Net investment income	(.30 )	(.25 )	(.25 )	(.24 )	(.25 )	(.28 )
Net realized gains	(2.15)	(1.62)	—	—	(.21 )	—
Total distributions	(2.45)	(1.87)	(.25 )	(.24 )	(.46 )	(.28 )
Net asset value, end of period	$18.06	$18.82	$18.08	$15.59	$13.14	$16.05
Total Return (%)[b]	9.89 *	17.19	17.76	20.76	(15.40)	26.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	152	146	138	131	116	149
Ratio of expenses before expense reductions (%)[c]	.79 **	.80	.78	.79	.79	.78
Ratio of expenses after expense reductions (%)[c]	.70 **	.71	.68	.68	.65	.71
Ratio of net investment income (%)	1.65 **	1.66	1.31	1.69	1.66	1.62
Portfolio turnover rate (%)	30 *	76	60	60	60	99

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS CROCI® U.S. VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 9

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

10 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$2,322,662	$—	$—	$—	$2,322,662
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$2,322,662
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $121,607,913. The net unrealized appreciation for all investments based on tax cost was $30,196,293. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $40,448,476 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,252,183.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $43,505,036 and $48,665,772, respectively.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 11

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.600%
Next $750 million of such net assets	.575%
Next $1.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.525%
Next $2.5 billion of such net assets	.500%
Next $2.5 billion of such net assets	.475%
Next $2.5 billion of such net assets	.450%
Over $12.5 billion of such net assets	.425%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period January 1, 2026 through April 30, 2026, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.70%.
Effective May 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.71%.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for Class A shares are $60,376.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $70,441, of which $12,067 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $335, of which $158 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $228, of which $61 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the

12 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 95%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® U.S. VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2024.

14 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 15

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2CUS-BFE2025

16 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

VS2CUS-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Global Income Builder VIP

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
26	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 37.7%
Communication Services 2.9%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	15,300	647,802
Entertainment 0.1%
Walt Disney Co.	1,237	119,061
Interactive Media & Services 1.9%
Alphabet, Inc. "A"	2,728	974,906
Alphabet, Inc. "C"	3,025	1,068,823
Tencent Holdings Ltd. (ADR)	4,695	259,258
		2,302,987
Media 0.1%
Omnicom Group, Inc.	856	62,343
Wireless Telecommunication Services 0.3%
Vodafone Group PLC	227,881	301,436
Consumer Discretionary 3.3%
Automobiles 0.6%
General Motors Co.	9,483	730,949
Broadline Retail 1.0%
Amazon.com, Inc.*	4,566	1,088,260
Next PLC	280	54,061
		1,142,321
Hotels, Restaurants & Leisure 1.2%
Airbnb, Inc. "A"*	2,800	400,680
Expedia Group, Inc.	2,400	614,112
Restaurant Brands International, Inc.	5,041	365,639
		1,380,431
Household Durables 0.1%
Garmin Ltd.	800	190,032
Specialty Retail 0.4%
Fast Retailing Co., Ltd.	1,000	512,613
Consumer Staples 2.0%
Beverages 1.0%
Anheuser-Busch InBev SA	279	22,964
Fomento Economico Mexicano SAB de CV (ADR)	800	102,320
Keurig Dr Pepper, Inc.	30,544	999,705
		1,124,989
Personal Care Products 1.0%
Kenvue, Inc.	63,338	1,210,389
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Eni SpA	2,128	49,991
Marathon Petroleum Corp.	466	119,142
	Shares	Value ($)
Petroleo Brasileiro SA - Petrobras (ADR) (Preferred)	12,700	185,928
Phillips 66	7,514	1,270,242
		1,625,303
Financials 6.3%
Banks 2.5%
AIB Group PLC	3,462	40,716
Banco Santander SA	11,840	164,157
Bank Hapoalim BM	4,019	92,676
Bank Leumi Le-Israel BM	879	19,645
Bank of America Corp.	8,300	472,934
CaixaBank SA	1,657	23,536
Canadian Imperial Bank of Commerce	3,044	350,535
Commerzbank AG	14,394	612,816
Danske Bank A/S	426	22,907
DNB Bank ASA	3,609	107,566
Erste Group Bank AG	262	35,048
HSBC Holdings PLC	30,899	584,961
KBC Group NV	643	87,778
Nordea Bank Abp	6,014	114,220
Oversea-Chinese Banking Corp. Ltd.	8,600	165,096
Toronto-Dominion Bank	600	72,952
UniCredit SpA	259	23,227
		2,990,770
Capital Markets 0.8%
Ameriprise Financial, Inc.	633	290,395
Brookfield Corp.	4,200	179,194
Charles Schwab Corp.	3,710	342,322
Hong Kong Exchanges & Clearing Ltd.	3,100	144,256
		956,167
Financial Services 0.4%
Block, Inc.*	2,600	197,600
Investor AB "B"	6,588	273,709
		471,309
Insurance 2.6%
Allstate Corp.	4,280	1,018,383
Chubb Ltd.	1,693	576,873
QBE Insurance Group Ltd.	34,913	608,527
Travelers Companies, Inc.	2,592	855,671
		3,059,454
Health Care 3.0%
Biotechnology 0.7%
Regeneron Pharmaceuticals, Inc.	1,326	826,814
Health Care Equipment & Supplies 0.0%
Intuitive Surgical, Inc.*	138	54,880
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 3

	Shares	Value ($)
Health Care Providers & Services 0.6%
Centene Corp.*	11,600	744,604
Pharmaceuticals 1.7%
Astellas Pharma, Inc.	21,600	290,042
Bristol-Myers Squibb Co.	3,710	213,770
Eli Lilly & Co.	1,048	1,257,003
UCB SA	296	88,443
Zoetis, Inc.	1,712	123,024
		1,972,282
Industrials 4.2%
Aerospace & Defense 0.6%
Rolls-Royce Holdings PLC	38,165	733,699
Building Products 0.6%
Trane Technologies PLC	1,527	750,001
Construction & Engineering 0.2%
Ferrovial NV	2,452	168,432
Electrical Equipment 0.9%
ABB Ltd. (Registered)	8,273	898,304
Vestas Wind Systems A/S	4,925	139,327
		1,037,631
Machinery 0.2%
Sandvik AB	1,719	70,940
SMC Corp.	300	133,256
Techtronic Industries Co., Ltd.	2,000	33,266
		237,462
Professional Services 1.3%
Experian PLC	761	25,673
Recruit Holdings Co., Ltd.	20,900	1,463,802
		1,489,475
Trading Companies & Distributors 0.4%
AerCap Holdings NV	190	27,698
Mitsubishi Corp.	18,100	487,195
		514,893
Transportation Infrastructure 0.0%
Aena SME SA 144A	883	26,924
Information Technology 11.8%
Communications Equipment 0.0%
Nokia Oyj	1,539	20,429
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. "A"	10,822	1,908,135
Kyocera Corp.	3,500	77,403
		1,985,538
IT Services 0.0%
Cognizant Technology Solutions Corp. "A"	1,019	39,466
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
ASE Technology Holding Co., Ltd. (ADR) (a)	7,744	349,409
ASML Holding NV	325	645,905
Broadcom, Inc.	3,213	1,213,711
NVIDIA Corp.	11,445	2,290,030
NXP Semiconductors NV	2,500	702,575
STMicroelectronics NV	6,696	500,075
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,036	494,762
United Microelectronics Corp. (ADR)* (a)	33,100	900,651
		7,097,118
Software 1.5%
Adobe, Inc.*	1,110	227,572
Autodesk, Inc.*	2,271	441,528
Intuit, Inc.	348	90,828
Microsoft Corp.	1,763	657,634
Palantir Technologies, Inc. "A"*	3,000	350,010
		1,767,572
Technology Hardware, Storage & Peripherals 2.6%
Dell Technologies, Inc. "C"	2,836	1,223,621
Samsung Electronics Co., Ltd. (GDR) REG S	221	1,191,190
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	28	97,020
Super Micro Computer, Inc.*	16,600	486,878
		2,998,709
Materials 1.3%
Metals & Mining 1.3%
Agnico Eagle Mines Ltd.	1,488	231,198
BHP Group Ltd.	2,620	108,190
Gold Fields Ltd. (ADR)	3,620	121,596
Nucor Corp.	3,843	856,028
Rio Tinto PLC	765	72,240
Teck Resources Ltd. "B"	1,237	73,675
Valterra Platinum Ltd. (ADR)	1,600	17,808
		1,480,735
Real Estate 0.6%
Industrial REITs 0.3%
Goodman Group	14,261	307,832
Specialized REITs 0.3%
Equinix, Inc.	141	146,977
VICI Properties, Inc.	9,322	247,499
		394,476
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Shares	Value ($)
Utilities 0.9%
Electric Utilities 0.2%
Enel SpA	21,568	247,568
Independent Power & Renewable Electricity Producers 0.2%
RWE AG	3,718	240,255
Multi-Utilities 0.5%
Engie SA	19,839	623,939
Total Common Stocks (Cost $37,265,070)		44,589,090
Preferred Stocks 1.9%
Financials 1.2%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.106% (b)	14,427	369,619
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.671% (b)	10,000	252,100
KeyCorp., Series E, 6.125%	10,000	248,800
Morgan Stanley, Series K, 5.85%	10,000	235,600
Wells Fargo & Co., Series Y, 5.625%	15,000	339,300
		1,445,419
Real Estate 0.7%
Kimco Realty Corp., Series L (REIT), 5.125%	15,000	291,300
Prologis, Inc., Series Q (REIT), 8.54%	164	8,743
Simon Property Group, Inc., Series J (REIT), 8.375%	8,000	440,800
		740,843
Total Preferred Stocks (Cost $2,574,794)		2,186,262
Rights 0.0%
Health Care
ABIOMED, Inc.,* (c) (Cost $204)	200	204
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $30,283)	170	1,089

	Principal Amount ($) (d)	Value ($)
Corporate Bonds 23.8%
Communication Services 1.5%
AT&T, Inc., 3.55%, 9/15/2055	110,000	70,834
Charter Communications Operating LLC:
5.85%, 12/1/2035	186,000	180,029
6.384%, 10/23/2035	100,000	99,836
Directv Financing LLC, 144A, 9.25%, 6/1/2032	285,000	289,573
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	175,000	157,036
Meta Platforms, Inc.:
5.25%, 5/15/2036	125,000	124,118
6.3%, 5/15/2056	141,000	140,354
Paramount Global:
4.2%, 6/1/2029	225,000	215,857
4.95%, 1/15/2031	150,000	139,431
Space Exploration Technologies Corp., 144A, 5.35%, 7/15/2031	300,000	299,218
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054	80,000	79,093
		1,795,379
Consumer Discretionary 1.6%
Amazon.com, Inc., 5.8%, 3/13/2056	200,000	198,724
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	200,000	198,232
4.97%, 4/6/2029	200,000	197,968
7.35%, 3/6/2030	200,000	211,465
General Motors Co., 6.25%, 4/15/2035 (a)	100,000	104,793
General Motors Financial Co., Inc., 5.45%, 1/8/2036	30,000	29,885
Las Vegas Sands Corp.:
5.3%, 5/15/2031	106,000	105,594
5.65%, 5/18/2033	162,000	162,008
Marriott International, Inc., 5.5%, 4/15/2037	210,000	212,018
Pioneer Opco LLC, 144A, 7.0%, 5/15/2033	163,000	165,870
QXO Building Products, Inc., 144A, 6.5%, 7/15/2031	301,000	306,770
		1,893,327
Consumer Staples 0.6%
JBS NV, 6.75%, 3/15/2034	19,000	20,731
Maple Parent Holdings Corp.:
144A, 5.05%, 3/26/2031 (a)	255,000	254,799
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 5

	Principal Amount ($) (d)	Value ($)
144A, 6.625%, 3/26/2056	125,000	131,595
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030	286,000	294,323
		701,448
Energy 5.7%
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	286,000	289,246
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	450,000	464,762
Cheniere Energy Partners LP, 144A, 6.05%, 11/30/2056 (a)	40,000	40,405
Cheniere Energy, Inc., 4.625%, 10/15/2028	320,000	319,233
Delek Logistics Partners LP, 144A, 6.875%, 6/1/2034	143,000	142,326
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	400,000	392,007
Ecopetrol SA, 7.75%, 2/1/2032	300,000	314,119
Energy Transfer LP:
144A, 7.375%, 2/1/2031	85,000	87,541
8.0%, 5/15/2054	175,000	185,772
EQT Corp., 5.75%, 2/1/2034	225,000	230,057
Expand Energy Corp., 5.375%, 2/1/2029	205,000	205,014
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034	286,000	290,077
HF Sinclair Corp.:
5.5%, 9/1/2032	156,000	156,943
5.75%, 1/15/2031 (a)	156,000	159,350
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	179,000	181,958
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	583,847
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	337,792
ONEOK, Inc., 144A, 6.5%, 9/1/2030	280,000	294,167
Petrobras Global Finance BV:
5.125%, 9/10/2030	225,000	221,055
6.25%, 1/10/2036	169,000	168,316
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	167,000	165,743
Series B, 6.2%, 3/15/2056	63,000	63,275
Rio Grande LNG LLC:
144A, 5.75%, 6/30/2036 (e)	300,000	298,947
144A, 6.15%, 6/30/2041 (e)	180,000	180,048
	Principal Amount ($) (d)	Value ($)
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	300,000	293,507
144A, 6.375%, 6/2/2055	210,000	213,786
Targa Resources Corp., 6.05%, 5/15/2056	185,000	182,988
Targa Resources Partners LP, 5.0%, 1/15/2028 (a)	200,000	199,832
Western Midstream Operating LP, 5.45%, 11/15/2034	92,000	91,508
		6,753,621
Financials 7.1%
Acrisure LLC, 144A, 6.75%, 7/1/2032	358,000	321,776
AerCap Ireland Capital DAC, 6.95%, 3/10/2055 (a)	200,000	207,038
Aircastle Ltd., 144A, 5.75%, 10/1/2031	150,000	153,437
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031	286,000	285,216
Banco Santander SA, 7.25%, Perpetual	200,000	203,293
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 5.4%, 6/3/2031	200,000	202,400
Blackstone Private Credit Fund:
5.25%, 4/1/2030	48,000	46,613
6.0%, 11/22/2034 (a)	150,000	144,380
BNP Paribas SA:
144A, 7.2%, Perpetual	275,000	276,724
144A, 8.5%, Perpetual	280,000	295,268
Capital One Financial Corp., Series M, 3.95%, Perpetual (a)	350,000	348,915
Charles Schwab Corp.:
Series H, 4.0%, Perpetual (a)	200,000	187,668
Series F, 5.0%, Perpetual	469,000	461,167
Citigroup, Inc.:
6.02%, 1/24/2036	190,000	195,702
Series FF, 6.95%, Perpetual	175,000	179,029
First Citizens BancShares, Inc., 5.6%, 9/5/2035	240,000	235,650
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031	285,000	276,059
HSBC Holdings PLC, 6.95%, Perpetual	300,000	305,305
JPMorgan Chase & Co.:
Series PP, 6.1%, Perpetual	276,000	279,494
Series OO, 6.5%, Perpetual (a)	230,000	235,523
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (d)	Value ($)
Series NN, 6.875%, Perpetual (a)	100,000	104,756
M&T Bank Corp., 5.385%, 1/16/2036	230,000	229,873
Morgan Stanley, 5.664%, 4/17/2036	140,000	143,723
Navient Corp., 5.5%, 3/15/2029 (a)	286,000	274,495
Nordea Bank Abp, 144A, 6.3%, Perpetual (a)	300,000	301,744
Prudential Financial, Inc., 6.25%, 6/15/2056	145,000	145,321
Royal Bank of Canada, 6.35%, 11/24/2084	250,000	241,366
Societe Generale SA, 144A, 6.221%, 6/15/2033 (a)	225,000	233,469
State Street Corp., Series K, 6.45%, Perpetual (a)	250,000	254,857
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	200,000	199,124
Synchrony Financial:
4.947%, 2/25/2032	300,000	292,454
5.45%, 3/6/2031	200,000	199,948
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (a)	229,000	229,532
Truist Financial Corp., Series N, 6.669%, Perpetual	300,000	299,771
UBS Group AG:
144A, 4.375%, Perpetual (a)	200,000	183,586
144A, 6.875%, Perpetual (a)	275,000	275,784
		8,450,460
Health Care 0.5%
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	150,000	144,005
144A, 4.0%, 3/15/2031 (a)	140,000	131,328
CVS Health Corp.:
5.45%, 9/15/2035	100,000	101,294
6.2%, 9/15/2055 (a)	170,000	173,935
		550,562
Industrials 1.3%
Boeing Co., 6.858%, 5/1/2054	230,000	258,491
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	130,306
GFL Environmental Holdings U.S., Inc., 144A, 5.625%, 7/1/2031	87,000	86,989
Mobility Global, Inc., 144A, 6.05%, 6/15/2036	150,000	151,700
	Principal Amount ($) (d)	Value ($)
Stanley Black & Decker, Inc., 6.707%, 3/15/2060	450,000	448,002
Synergy Infrastructure Holdings LLC, 144A, 7.0%, 7/15/2034	24,000	24,344
United Airlines Pass- Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	273,188	283,516
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	111,794
		1,495,142
Information Technology 0.8%
AppLovin Corp., 5.95%, 12/1/2054	83,000	80,016
CoreWeave, Inc., 144A, 9.625%, 7/15/2032	24,000	23,641
EquipmentShare.com, Inc., 144A, 7.125%, 7/1/2034 (e)	102,000	100,219
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	200,000	210,843
Global Payments, Inc., 5.55%, 11/15/2035	210,000	203,579
Oracle Corp.:
5.375%, 9/27/2054	245,000	192,146
5.5%, 9/27/2064	75,000	58,004
5.95%, 9/26/2055	96,000	81,583
		950,031
Materials 0.9%
Anglo American Capital PLC, 144A, 5.25%, 3/19/2036 (a)	250,000	247,397
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	200,000	206,110
Dow Chemical Co., 5.65%, 3/15/2036 (a)	160,000	159,181
First Quantum Minerals Ltd., 144A, 7.25%, 2/15/2034	285,000	292,175
Olin Corp., 5.0%, 2/1/2030 (a)	200,000	193,885
		1,098,748
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035	90,000	90,986
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033 (a)	500,000	505,237
		596,223
Utilities 3.3%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	501,000	492,977
CMS Energy Corp., 3.75%, 12/1/2050	350,000	324,714
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 7

	Principal Amount ($) (d)	Value ($)
Dominion Energy, Inc.:
6.15%, 12/15/2056	168,000	168,510
6.625%, 5/15/2055 (a)	187,000	192,860
DTE Energy Co., Series C, 6.2%, 7/1/2058	275,000	277,308
Exelon Corp., 6.5%, 3/15/2055	133,000	136,510
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	350,000	356,457
Series CC, 6.625%, 10/1/2066	145,000	147,233
6.75%, 6/15/2054	98,000	102,071
NRG Energy, Inc.:
144A, 4.955%, 4/30/2031	200,000	197,793
144A, 5.407%, 10/15/2035 (a)	101,000	99,270
Pacific Gas and Electric Co., 5.9%, 10/1/2054	52,000	49,109
Puget Energy, Inc., 7.0%, 9/15/2056	400,000	404,372
Sempra, 4.125%, 4/1/2052	390,000	386,718
Southern Co., Series 21-A, 3.75%, 9/15/2051 (a)	215,000	214,266
Southwestern Electric Power Co., 5.2%, 4/1/2036	148,000	146,046
Southwestern Public Service Co., 6.0%, 6/1/2054	200,000	201,980
		3,898,194
Total Corporate Bonds (Cost $28,097,865)		28,183,135
Asset-Backed 7.6%
Automobile Receivables 1.9%
CarMax Select Receivables Trust, “C”, Series 2026-A, 4.43%, 5/17/2032	200,000	197,395
CPS Auto Receivables Trust:
“C”, Series 2026-B, 144A, 4.93%, 7/15/2032	150,000	149,504
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	42,365	42,571
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031	59,000	59,224
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	250,000	252,632
	Principal Amount ($) (d)	Value ($)
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	351,330	347,859
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	100,000	100,921
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	166,197	164,988
“C”, Series 2025-A, 144A, 5.185%, 7/25/2031	23,440	23,554
Truist Bank Auto Credit- Linked Notes, “B”, Series 2026-1, 144A, 5.067%, 6/26/2034	250,000	249,626
U.S. Bank NA, “B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	226,559	223,773
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029	200,000	199,194
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031	150,000	149,123
Westlake Automobile Receivables Trust, “C”, Series 2026-2A, 144A, 4.89%, 3/15/2032	100,000	99,691
		2,260,055
Credit Card Receivables 0.4%
Mission Lane Credit Card Master Trust:
“C”, Series 2026-A, 144A, 5.69%, 7/15/2032	200,000	200,106
“A”, Series 2024-B, 144A, 5.88%, 1/15/2030	250,000	250,498
		450,604
Home Equity Loans 0.2%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	134,020	133,607
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	64,178	64,323
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	68,193	68,266
		266,196
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (d)	Value ($)
Miscellaneous 5.1%
AB BSL CLO 6 Ltd., “BR”, Series 2025-6AR, 144A, 3 mo. USD Term SOFR + 1.55%, 5.325% (b), 7/20/2039	250,000	250,008
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.567% (b), 7/24/2037	500,000	500,401
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.273% (b), 7/15/2038	250,000	250,337
Bayview Opportunity Master Fund VII LLC, “A”, Series 2026-CRD1, 144A, 30 day USD SOFR Average + 1.6%, 5.19% (b), 9/25/2034	250,000	250,035
Cherry Securitization Trust, “A”, Series 2026-1A, 144A, 5.43%, 1/17/2034	100,000	100,005
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	150,000	149,904
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	84,000	82,875
Firstlight Issuer LLC, “A2”, Series 2026-1A, 144A, 5.873%, 6/20/2056 (e)	200,000	200,790
GoodLeap Home Improvement Solutions Trust, “A”, Series 2026-1A, 144A, 5.31%, 12/20/2049	118,333	117,520
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	186,209	184,239
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	37,161	37,472
HPEFS Equipment Trust, “C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	100,000	98,758
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	118,500	119,612
MVW LLC:
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	128,086	126,976
“B”, Series 2026-1A, 144A, 4.97%, 3/20/2043	144,933	143,875
	Principal Amount ($) (d)	Value ($)
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.385% (b), 7/20/2037	350,000	350,183
Palmer Square CLO Ltd., “BR3”, Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.601% (b), 11/15/2036	250,000	250,219
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	250,000	250,755
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	250,000	251,073
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.875% (b), 1/20/2038	250,000	250,494
SERVPRO Master Issuer LLC, “A2”, Series 2025- 1A, 144A, 5.525%, 10/25/2055	248,750	246,203
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.072% (b), 1/20/2038	400,000	399,094
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	98,904
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	200,887
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	62,000	61,045
Texas Debt Capital CLO Ltd., “A2R”, Series 2023- 1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.225% (b), 7/20/2038	300,000	300,464
UPG HI Issuer Trust, “A”, Series 2026-1, 144A, 5.03%, 2/25/2048	158,469	157,850
Voya CLO Ltd., “A2R”, Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.162% (b), 7/15/2039 (e)	250,000	249,999
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 9

	Principal Amount ($) (d)	Value ($)
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	248,750	243,226
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	100,000	100,840
		6,024,043
Total Asset-Backed (Cost $9,018,541)		9,000,898
Mortgage-Backed Securities Pass- Throughs 3.2%
Federal Home Loan Mortgage Corp.: 6.0%, with various maturities from 3/1/2038 until 1/1/2055	444,289	456,688
Federal National Mortgage Association:
4.5%, 9/1/2035	2,090	2,076
5.0%, 7/1/2056, TBA	400,000	392,940
6.0%, 2/1/2055	425,682	437,339
Government National Mortgage Association, 5.5%, 7/1/2056, TBA	2,500,000	2,512,500
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,794,229)		3,801,543
Commercial Mortgage-Backed Securities 2.3%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (b), 5/15/2035	200,000	187,000
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (b), 12/10/2041	169,000	172,487
BX Trust:
“D”, Series 2019-OC11, 144A, 4.075% (b), 12/9/2041	150,000	141,759
“B”, Series 2025-ARIA, 144A, 5.35% (b), 12/13/2042	100,000	99,793
BXP Trust, “B”, Series 2021- 601L, 144A, 2.868% (b), 1/15/2044	250,000	215,490
IRV Trust, “C”, Series 2025- 200P, 144A, 5.921% (b), 3/14/2047	127,000	126,772
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	210,419
	Principal Amount ($) (d)	Value ($)
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	236,063
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.882% (b), 6/15/2035	387,634	251,966
KIND Trust, “A”, Series 2021- KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.69% (b), 8/15/2038	99,172	99,015
MTN Commercial Mortgage Trust, “B”, Series 2026-LPFX, 144A, 5.455%, 5/15/2043	200,000	199,877
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	159,000	160,701
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.068% (b), 2/15/2042	200,000	198,750
U.S. Bank NA, “B2”, Series 2026-SUP1, 144A, 30 day USD SOFR Average + 1.4%, 4.993% (b), 6/27/2033	250,000	249,998
Wells Fargo Commercial Mortgage Trust, “A”, Series 2026-1250B, 144A, 4.833%, 3/10/2041	150,000	148,060
Total Commercial Mortgage-Backed Securities (Cost $2,676,314)		2,698,150
Collateralized Mortgage Obligations 2.2%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	259,874	221,879
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.478% (b), 12/25/2054	329,971	334,615
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	25,234	3,866
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.192% (b), 3/25/2049	94,025	95,217
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (d)	Value ($)
Government National Mortgage Association:
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	1,279,251	156,262
“AZ”, Series 2023-120, 5.5%, 8/20/2053	241,701	243,622
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.853% (b), 4/20/2055	358,643	341,600
GS Mortgage-Backed Securities Trust, “A27”, Series 2026-PJ7, 144A, 30 day USD SOFR Average + 1.6%, 5.228% (b), 10/25/2056	198,327	197,502
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.878% (b), 12/25/2054	60,040	59,983
“A1”, Series 2025-DSC1, 144A, 5.577% (b), 9/25/2065	172,326	172,100
Sequoia Mortgage Trust:
“A1A”, Series 2026- MED1, 144A, 5.121%, 4/25/2056	125,842	124,225
“A26F”, Series 2026-7, 144A, 30 day USD SOFR Average + 1.7%, 5.29% (b), 6/25/2056	150,000	148,532
“A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054	277,679	276,591
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.778% (b), 7/25/2059	200,904	216,372
Total Collateralized Mortgage Obligations (Cost $2,550,684)		2,592,366
Government & Agency Obligations 16.0%
Sovereign Bonds 5.6%
African Development Bank, 5.875%, Perpetual	200,000	197,044
Argentina Republic Government International Bond, 4.125%–5.0%, 7/9/2035 (f)	741,123	592,157
Brazilian Government International Bond, 6.0%, 10/20/2033	200,000	200,900
	Principal Amount ($) (d)		Value ($)
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	755,000	856,010
6.125%, 1/21/2031		205,000	206,732
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		400,000	401,620
Egypt Government International Bond, 144A, 7.625%, 5/20/2034		721,000	728,017
Hungary Government International Bond, 3.25%, 10/22/2031	HUF	220,000,000	649,321
Mexico Cetes, Zero Coupon, 1/21/2027	MXN	22,000,000	1,212,127
Mexico Government International Bond, 5.625%, 2/9/2034		863,000	849,192
Republic of South Africa Government International Bond, 144A, 7.1%, 11/19/2036		679,000	728,695
			6,621,815
U.S. Treasury Obligations 10.4%
U.S. Treasury Bills, 3.613% (g), 8/6/2026 (h)		3,900,000	3,885,901
U.S. Treasury Bonds, 4.625%, 2/15/2055		270,800	257,334
U.S. Treasury Notes:
3.875%, 7/31/2027		5,976,900	5,959,857
3.875%, 8/31/2032		250,000	244,609
4.0%, 3/31/2030		875,600	870,025
4.25%, 8/15/2035		1,104,100	1,090,040
			12,307,766
Total Government & Agency Obligations (Cost $19,011,104)			18,929,581

	Shares	Value ($)
Exchange-Traded Funds 0.7%
VanEck JPMorgan EM Local Currency Bond ETF (Cost $890,474)	34,462	880,849
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j) (Cost $3,314,774)	3,314,774	3,314,774
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 11

	Shares	Value ($)
Cash Equivalents 6.8%
DWS Central Cash Management Government Fund, 3.66% (i) (Cost $7,988,958)	7,988,958	7,988,958

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $117,213,294)	105.0	124,166,899
Other Assets and Liabilities, Net	(5.0)	(5,949,453)
Net Assets	100.0	118,217,446
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j)
5,395,304	—	2,080,530 (k)	—	—	8,723	—	3,314,774	3,314,774
Cash Equivalents 6.8%
DWS Central Cash Management Government Fund, 3.66% (i)
12,060,994	30,030,191	34,102,227	—	—	202,641	—	7,988,958	7,988,958
17,456,298	30,030,191	36,182,757	—	—	211,364	—	11,303,732	11,303,732

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $5,710,902, which is 4.8% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	When-issued security.
(f)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,552,656.

(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
E-mini Russell 1000 Index	USD	9/18/2026	9	1,837,512	1,855,800	18,288
E-Mini S&P 500 Index	USD	9/18/2026	6	2,237,691	2,264,475	26,784
Nikkei 225 Index	JPY	9/10/2026	7	2,903,603	3,021,803	118,200
2 Year U.S. Treasury Note	USD	9/30/2026	36	7,431,209	7,420,781	(10,428)
EURO STOXX 50 Index	EUR	9/18/2026	24	1,697,514	1,742,968	45,454
Mini-DAX Index	EUR	9/18/2026	13	1,872,453	1,866,825	(5,628)
MSCI Emerging Markets Asia Index	USD	9/18/2026	31	3,728,923	3,674,120	(54,803)
MSCI E-Mini Emerging Market Index	USD	9/18/2026	30	2,603,576	2,635,950	32,374
MSCI World USD Net Total Return Index	USD	9/18/2026	19	2,969,629	2,985,280	15,651
Russell E-Mini 2000 Index	USD	9/18/2026	10	1,509,530	1,522,800	13,270
U.S.Treasury Long Bond	USD	9/21/2026	6	671,148	681,000	9,852
Ultra Long U.S. Treasury Bond	USD	9/21/2026	12	1,369,908	1,393,875	23,967
Total net unrealized appreciation						232,981
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/30/2026	3	320,126	321,141	(1,015)
Eurex 10 Year Euro BUND	EUR	9/8/2026	16	2,328,317	2,327,979	338
FTSE 100 Index	GBP	9/18/2026	11	1,542,241	1,538,105	4,136
Total net unrealized appreciation						3,459

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,424,659	EUR	1,230,000	9/11/2026	(15,114)	Citigroup, Inc.
USD	1,420,387	JPY	226,300,000	9/11/2026	(20,660)	Citigroup, Inc.
USD	3,050,408	GBP	2,280,000	9/11/2026	(26,135)	Citigroup, Inc.
GBP	2,280,000	USD	2,999,542	9/11/2026	(24,731)	Citigroup, Inc.
Total unrealized depreciation					(86,640)
The accompanying notes are an integral part of the financial statements.

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Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,132,193	$301,436	$—	$3,433,629
Consumer Discretionary	3,389,672	566,674	—	3,956,346
Consumer Staples	2,312,414	22,964	—	2,335,378
Energy	1,575,312	49,991	—	1,625,303
Financials	4,356,859	3,120,841	—	7,477,700
Health Care	3,220,095	378,485	—	3,598,580
Industrials	777,699	4,180,818	—	4,958,517
Information Technology	12,665,020	1,243,812	—	13,908,832
Materials	1,300,305	180,430	—	1,480,735
Real Estate	394,476	307,832	—	702,308
Utilities	—	1,111,762	—	1,111,762
Preferred Stocks (a)	2,186,262	—	—	2,186,262
Rights	—	—	204	204
Warrants	—	—	1,089	1,089
Corporate Bonds (a)	—	28,183,135	—	28,183,135
Asset-Backed (a)	—	9,000,898	—	9,000,898
Mortgage-Backed Securities Pass-Throughs	—	3,801,543	—	3,801,543
Commercial Mortgage-Backed Securities	—	2,698,150	—	2,698,150
Collateralized Mortgage Obligations	—	2,592,366	—	2,592,366
Government & Agency Obligations (a)	—	18,929,581	—	18,929,581
Exchange-Traded Funds	880,849	—	—	880,849
Short-Term Investments (a)	11,303,732	—	—	11,303,732
Derivatives (b)
Futures Contracts	308,314	—	—	308,314
Total	$47,803,202	$76,670,718	$1,293	$124,475,213
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(71,874)	$—	$—	$(71,874)
Forward Foreign Currency Contracts	—	(86,640)	—	(86,640)
Total	$(71,874)	$(86,640)	$—	$(158,514)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

14 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statement of Assets and Liabilities

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $105,909,562) — including $5,710,902 of securities loaned	$112,863,167
Investment in DWS Government & Agency Securities Portfolio (cost $3,314,774)*	3,314,774
Investment in DWS Central Cash Management Government Fund (cost $7,988,958)	7,988,958
Cash	757,057
Foreign currency, at value (cost $383,782)	378,333
Receivable for Fund shares sold	15,964
Dividends receivable	47,572
Interest receivable	749,033
Affiliated securities lending income receivable	1,625
Receivable for variation margin on futures contracts	237,781
Foreign taxes recoverable	90,790
Other assets	773
Total assets	126,445,827
Liabilities
Payable upon return of securities loaned	3,314,774
Payable for investments purchased	737,319
Payable for investments purchased — when-issued securities	1,031,851
Payable for investments purchased — TBA purchase commitments	2,915,467
Payable for Fund shares redeemed	5,644
Unrealized depreciation on forward foreign currency contracts	86,640
Accrued management fee	35,883
Accrued Trustees' fees	350
Other accrued expenses and payables	100,453
Total liabilities	8,228,381
Net assets, at value	$118,217,446
Net Assets Consist of
Distributable earnings (loss)	15,526,770
Paid-in capital	102,690,676
Net assets, at value	$118,217,446
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($118,217,446 ÷ 5,355,125 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$22.08

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $2,552,656.
The accompanying notes are an integral part of the financial statements.

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Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $626)	$1,472,604
Dividends (net of foreign taxes withheld of $26,727)	564,797
Income distributions — DWS Central Cash Management Government Fund	202,641
Affiliated securities lending income, net	8,723
Total income	2,248,765
Expenses:
Management fee	213,323
Administration fee	55,925
Services to shareholders	555
Custodian fee	9,142
Audit fee	36,251
Legal fees	7,419
Tax fees	4,474
Reports to shareholders	15,507
Trustees' fees and expenses	2,564
Other	6,618
Total expenses	351,778
Net investment income	1,896,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,595,073
Futures contracts	3,227,131
Forward foreign currency contracts	34,358
Foreign currency	(2,265)
6,854,297
Change in net unrealized appreciation (depreciation) on:
Investments	1,416,368
Futures contracts	121,262
Forward foreign currency contracts	(176,803)
Foreign currency	(31,529)
1,329,298
Net gain (loss)	8,183,595
Net increase (decrease) in net assets resulting from operations	$10,080,582
The accompanying notes are an integral part of the financial statements.

16 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,896,987	$3,976,555
Net realized gain (loss)	6,854,297	5,219,341
Change in net unrealized appreciation (depreciation)	1,329,298	7,302,935
Net increase (decrease) in net assets resulting from operations	10,080,582	16,498,831
Distributions to shareholders:
Class A	(11,036,670)	(19,429,219)
Fund share transactions:
Class A
Proceeds from shares sold	4,318,152	3,651,563
Reinvestment of distributions	11,036,670	19,429,219
Payments for shares redeemed	(12,119,055)	(14,335,042)
Net increase (decrease) in net assets from Class A share transactions	3,235,767	8,745,740
Increase (decrease) in net assets	2,279,679	5,815,352
Net assets at beginning of period	115,937,767	110,122,415
Net assets at end of period	$118,217,446	$115,937,767

Other Information
Class A
Shares outstanding at beginning of period	5,187,163	4,657,291
Shares sold	193,974	168,129
Shares issued to shareholders in reinvestment of distributions	518,397	1,016,173
Shares redeemed	(544,409)	(654,430)
Net increase (decrease) in Class A shares	167,962	529,872
Shares outstanding at end of period	5,355,125	5,187,163
The accompanying notes are an integral part of the financial statements.

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Financial Highlights
DWS Global Income Builder VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$22.35	$23.65	$22.49	$20.22	$26.78	$25.07
Income (loss) from investment operations:
Net investment income[a]	.36	.78	.98	.73	.61	.62
Net realized and unrealized gain (loss)	1.61	2.23	1.00	2.21	(4.47)	2.08
Total from investment operations	1.97	3.01	1.98	2.94	(3.86)	2.70
Less distributions from:
Net investment income	(.89 )	(1.12)	(.82 )	(.67 )	(.69 )	(.62 )
Net realized gains	(1.35)	(3.19)	—	—	(2.01)	(.37 )
Total distributions	(2.24)	(4.31)	(.82 )	(.67 )	(2.70)	(.99 )
Net asset value, end of period	$22.08	$22.35	$23.65	$22.49	$20.22	$26.78
Total Return (%)	9.20 *	15.80	9.10	14.89	(14.98)	10.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118	116	110	110	103	131
Ratio of expenses (%)[b]	.61 **	.62	.63	.65	.65	.61
Ratio of net investment income (%)	3.29 **	3.56	4.20	3.47	2.80	2.36
Portfolio turnover rate (%)	71 *	165	294	180	95	104

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors

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such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the

20 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$1,238,600	$—	$—	$—	$1,238,600
Corporate Bonds	4,628,830	—	—	—	4,628,830
Total Borrowings	$5,867,430	$—	$—	$—	$5,867,430
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$3,314,774
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$2,552,656
When-Issued, Delayed-Delivery Securities and Forward-Commitment Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable based upon the current interpretation of the tax rules and regulations. Estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $117,225,159. The net unrealized appreciation for all investments based on tax cost was $6,941,740. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $10,253,528 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,311,788.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.

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Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains. In addition, the Fund entered into equity index futures as a means of gaining exposure to the equity asset class without investing directly into such asset class and to manage the risk of stock market volatility.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $31,066,000 to $52,547,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $4,187,000.

22 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $7,310,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,894,000 to $8,367,000.
The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$274,157
Interest Rate Contracts (a)	34,157
$308,314
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(60,431)	$(60,431)
Interest Rate Contracts (a)	—	(11,443)	(11,443)
Foreign Exchange Contracts (b)	(86,640)	—	(86,640)
	$(86,640)	$(71,874)	$(158,514)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$3,401,560	$3,401,560
Interest Rate Contracts (a)	—	(174,429)	(174,429)
Foreign Exchange Contracts (a)	34,358	—	34,358
	$34,358	$3,227,131	$3,261,489
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures contracts, respectively

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 23

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$30,453	$30,453
Interest Rate Contracts (a)	—	90,809	90,809
Foreign Exchange Contracts (a)	(176,803)	—	(176,803)
	$(176,803)	$121,262	$(55,541)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts, respectively
As of June 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$86,640	$—	$—	$86,640
C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$74,889,667	$72,664,435
U.S. Treasury Obligations	$—	$236,172
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.370%
Next $750 million of such net assets	.345%
Over $1 billion of such net assets	.310%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total

24 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.67%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $55,925, of which $9,407 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $359, of which $122 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $328, of which $61 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 57% and 14%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Income Builder VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

26 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 27

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2GIB-BFE2025

28 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

VS2GIB-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Government Money Market VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
12	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 48.7%
U.S. Government Sponsored Agencies 25.6%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.645% (a), 12/1/2026	1,000,000	1,000,000
1 day USD SOFR + 0.03%, 3.65% (a), 12/8/2026	700,000	700,000
1 day USD SOFR + 0.03%, 3.65% (a), 1/19/2027	750,000	750,000
1 day USD SOFR + 0.04%, 3.66% (a), 12/24/2026	1,250,000	1,250,000
1 day USD SOFR + 0.04%, 3.66% (a), 3/1/2027	750,000	750,000
1 day USD SOFR + 0.04%, 3.66% (a), 4/7/2027	2,500,000	2,500,000
1 day USD SOFR + 0.05%, 3.67% (a), 4/23/2027	1,000,000	1,000,000
1 day USD SOFR + 0.05%, 3.67% (a), 6/3/2027	1,000,000	1,000,000
1 day USD SOFR + 0.055%, 3.675% (a), 5/24/2027	1,000,000	1,000,000
1 day USD SOFR + 0.1%, 3.72% (a), 1/8/2027	500,000	500,000
1 day USD SOFR + 0.1%, 3.72% (a), 5/27/2027	500,000	500,000
1 day USD SOFR + 0.1%, 3.72% (a), 7/9/2027	750,000	750,000
1 day USD SOFR + 0.115%, 3.735% (a), 7/30/2027	500,000	500,000
1 day USD SOFR + 0.125%, 3.745% (a), 8/18/2027	750,000	750,000
1 day USD SOFR + 0.13%, 3.75% (a), 2/3/2027	1,000,000	1,000,000
1 day USD SOFR + 0.135%, 3.755% (a), 1/8/2027	1,500,000	1,500,000
1 day USD SOFR + 0.135%, 3.755% (a), 10/1/2027	2,000,000	2,000,000
1 day USD SOFR + 0.14%, 3.76% (a), 8/26/2026	500,000	500,000
1 day USD SOFR + 0.145%, 3.765% (a), 9/3/2027	1,500,000	1,500,000
	Principal Amount ($)	Value ($)
Federal Farm Credit Discount Notes, 3.67% (b), 7/16/2026	1,500,000	1,497,738
Federal Home Loan Banks:
3.5%, 3/1/2027	1,000,000	999,607
1 day USD SOFR + 0.01%, 3.63% (a), 8/28/2026	1,000,000	1,000,000
1 day USD SOFR + 0.01%, 3.63% (a), 9/3/2026	1,500,000	1,500,000
1 day USD SOFR + 0.01%, 3.63% (a), 9/4/2026	1,000,000	1,000,000
1 day USD SOFR + 0.015%, 3.635% (a), 9/10/2026	1,000,000	1,000,000
1 day USD SOFR + 0.015%, 3.635% (a), 9/18/2026	1,000,000	1,000,000
3.64% (b), 12/7/2026	1,500,000	1,476,216
1 day USD SOFR + 0.025%, 3.645% (a), 11/25/2026	1,500,000	1,500,000
3.65% (b), 11/6/2026	2,500,000	2,468,000
3.65% (b), 11/17/2026	2,500,000	2,465,250
3.655% (b), 8/20/2026	3,000,000	2,984,979
1 day USD SOFR + 0.035%, 3.655% (a), 12/17/2026	2,000,000	2,000,000
1 day USD SOFR + 0.035%, 3.655% (a), 12/21/2026	2,000,000	2,000,000
3.66% (b), 10/21/2026	1,750,000	1,730,346
1 day USD SOFR + 0.04%, 3.66% (a), 5/3/2027	1,000,000	1,000,000
1 day USD SOFR + 0.04%, 3.66% (a), 6/1/2027	1,500,000	1,500,000
3.67% (b), 8/27/2026	3,000,000	2,982,805
1 day USD SOFR + 0.055%, 3.675% (a), 6/1/2027	3,000,000	3,000,000
1 day USD SOFR + 0.06%, 3.68% (a), 7/20/2027	1,750,000	1,750,000
1 day USD SOFR + 0.065%, 3.685% (a), 8/12/2026	750,000	750,000
1 day USD SOFR + 0.075%, 3.695% (a), 12/2/2027	1,250,000	1,250,000
1 day USD SOFR + 0.085%, 3.705% (a), 4/6/2028	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 3

	Principal Amount ($)	Value ($)
1 day USD SOFR + 0.12%, 3.74% (a), 4/9/2027	500,000	500,000
1 day USD SOFR + 0.17%, 3.79% (a), 9/22/2027	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.095%, 3.715% (a), 5/5/2027	500,000	500,000
1 day USD SOFR + 0.14%, 3.76% (a), 9/4/2026	300,000	300,000
1 day USD SOFR + 0.14%, 3.76% (a), 10/6/2027	1,500,000	1,500,000
Federal National Mortgage Association:
3.5%, 2/16/2027	1,000,000	999,500
1 day USD SOFR + 0.135%, 3.755% (a), 8/21/2026	1,250,000	1,250,000
1 day USD SOFR + 0.14%, 3.76% (a), 9/11/2026	2,125,000	2,125,000
1 day USD SOFR + 0.14%, 3.76% (a), 10/23/2026	500,000	500,000
1 day USD SOFR + 0.14%, 3.76% (a), 12/11/2026	1,000,000	1,000,000
		67,479,441
U.S. Treasury Obligations 23.1%
U.S. Treasury Bills:
3.45% (b), 2/18/2027	1,250,000	1,222,591
3.49% (b), 12/24/2026	750,000	737,377
3.514% (b), 7/9/2026	1,000,000	999,230
3.549% (b), 8/13/2026	2,000,000	1,991,638
3.554% (b), 9/10/2026	2,500,000	2,482,718
3.57% (b), 7/23/2026	2,000,000	1,995,697
3.572% (b), 8/27/2026	2,500,000	2,486,055
3.645% (b), 11/5/2026	3,250,000	3,208,782
3.646% (b), 7/21/2026	4,000,000	3,992,008
3.647% (b), 7/14/2026	4,000,000	3,994,804
3.651% (b), 7/7/2026	2,500,000	2,498,500
3.66% (b), 10/8/2026	3,500,000	3,465,254
3.661% (b), 8/4/2026	6,000,000	5,979,538
3.661% (b), 9/22/2026	7,000,000	6,941,730
3.663% (b), 10/1/2026	2,500,000	2,476,920
3.665% (b), 3/18/2027	1,500,000	1,460,837
3.681% (b), 12/3/2026	4,000,000	3,937,475
	Principal Amount ($)	Value ($)
3.693% (b), 11/19/2026	4,000,000	3,942,934
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16%, 3.936% (a), 4/30/2027	7,250,000	7,256,395
		61,070,483
Total Government & Agency Obligations (Cost $128,549,924)		128,549,924
Repurchase Agreements 51.4%
Citigroup Global Markets, Inc., 3.64%, dated 6/30/2026, to be repurchased at $22,002,224 on 7/1/2026 (c)	22,000,000	22,000,000
Fixed Income Clearing Corp., 3.65%, dated 6/30/2026, to be repurchased at $50,005,069 on 7/1/2026 (d)	50,000,000	50,000,000
Royal Bank of Canada:
3.63%, dated 6/30/2026, to be repurchased at $1,000,101 on 7/1/2026 (e)	1,000,000	1,000,000
3.64%, dated 6/30/2026, to be repurchased at $1,000,101 on 7/1/2026 (f)	1,000,000	1,000,000
Wells Fargo Bank:
3.64%, dated 6/30/2026, to be repurchased at $31,803,215 on 7/1/2026 (g)	31,800,000	31,800,000
3.65%, dated 6/30/2026, to be repurchased at $30,003,042 on 7/1/2026 (h)	30,000,000	30,000,000
Total Repurchase Agreements (Cost $135,800,000)		135,800,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,349,924)	100.1	264,349,924
Other Assets and Liabilities, Net	(0.1)	(283,451)
Net Assets	100.0	264,066,473

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2026.
(b)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
22,393,500	U.S. Treasury Notes	3.5–4.125	6/15/2029–2/28/2031	22,440,015

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,250,600	U.S. Treasury Notes	3.875	8/31/2032	51,000,184

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,600	U.S. Treasury Notes	3.875	11/30/2027	6,597
2,694,100	U.S. Treasury STRIPS	Zero Coupon	2/15/2046	1,013,520
Total Collateral Value				1,020,117

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,500	U.S. Treasury Notes	3.875–4.625	11/30/2027–4/30/2029	14,782
109,840	Federal Home Loan Mortgage Corporation	2.5–7	7/1/2030–6/1/2056	106,883
477,413	Federal National Mortgage Association	2.0–6.0	4/1/2037–5/1/2056	461,861
438,280	Government National Mortgage Association	2–6.5	4/20/2045–4/20/2056	436,577
Total Collateral Value				1,020,103

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
36,638,696	U.S. Treasury Bonds	1.875–4.75	2/15/2038–11/15/2044	32,436,002

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,328,354	Federal Home Loan Mortgage Corporation	1.5–7.5	10/1/2029–4/1/2059	30,600,000

SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$128,549,924	$—	$128,549,924
Repurchase Agreements	—	135,800,000	—	135,800,000
Total	$—	$264,349,924	$—	$264,349,924
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$128,549,924
Repurchase agreements, valued at amortized cost	135,800,000
Cash	91,010
Receivable for Fund shares sold	243,063
Interest receivable	315,895
Other assets	1,311
Total assets	265,001,203
Liabilities
Payable for Fund shares redeemed	438,463
Distributions payable	357,932
Accrued management fee	50,762
Accrued Trustees' fees	895
Other accrued expenses and payables	86,678
Total liabilities	934,730
Net assets, at value	$264,066,473
Net Assets Consist of
Distributable earnings (loss)	50,127
Paid-in capital	264,016,346
Net assets, at value	$264,066,473
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($264,066,473 ÷ 264,081,326 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$4,519,704
Expenses:
Management fee	287,503
Administration fee	118,672
Services to shareholders	1,685
Custodian fee	3,346
Professional fees	26,364
Reports to shareholders	21,547
Trustees' fees and expenses	5,313
Other	7,476
Total expenses	471,906
Net investment income	4,047,798
Net realized gain (loss) from investments	60
Net increase (decrease) in net assets resulting from operations	$4,047,858
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$4,047,798	$8,231,047
Net realized gain (loss)	60	19,474
Net increase (decrease) in net assets resulting from operations	4,047,858	8,250,521
Distributions to shareholders:
Class A	(4,047,796)	(8,230,973)
Fund share transactions:
Class A
Proceeds from shares sold	104,246,351	103,931,188
Reinvestment of distributions	3,999,915	8,290,101
Payments for shares redeemed	(51,924,348)	(118,997,872)
Net increase (decrease) in net assets from Class A share transactions	56,321,918	(6,776,583)
Increase (decrease) in net assets	56,321,980	(6,757,035)
Net assets at beginning of period	207,744,493	214,501,528
Net assets at end of period	$264,066,473	$207,744,493

Other Information
Class A
Shares outstanding at beginning of period	207,759,408	214,535,991
Shares sold	104,246,351	103,931,188
Shares issued to shareholders in reinvestment of distributions	3,999,915	8,290,101
Shares redeemed	(51,924,348)	(118,997,872)
Net increase (decrease) in Class A shares	56,321,918	(6,776,583)
Shares outstanding at end of period	264,081,326	207,759,408
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 7

Financial Highlights
DWS Government Money Market VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.039	.048	.047	.013	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	.000 *	(.000 )*	(.000 )*
Total from investment operations	.016	.039	.048	.047	.013	.000 *
Less distributions from:
Net investment income	(.016 )	(.039 )	(.048 )	(.047 )	(.013 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.65 **	3.96	4.92	4.75	1.29 [a]	.01 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	264	208	215	286	187	197
Ratio of expenses before expense reductions (%)[b]	.39 ***	.40	.40	.39	.40	.42
Ratio of expenses after expense reductions (%)[b]	.39 ***	.40	.40	.39	.32	.06
Ratio of net investment income (%)	3.31 ***	3.89	4.80	4.70	1.25	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 9

as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claim on the collateral may be subject to legal proceedings.
As of June 30, 2026, the Fund held repurchase agreements with a gross value of $135,800,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the Fund had an aggregate cost of investments for federal income tax purposes of $264,349,924.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.235%
Next $500 million of such net assets	.220%
Next $1.0 billion of such net assets	.205%
Over $2.0 billion of such net assets	.190%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.235% of the Fund’s average daily net assets.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total

10 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A shares at 0.51%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $118,672, of which $20,953 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $1,344, of which $332 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $228, of which $61 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Ownership of the Fund
At June 30, 2026, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 74%.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund's investments to decline and impair the Fund's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 11

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government Money Market VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Class A shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to

12 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s Class A shares total operating expenses were higher than the median (3rd quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2GMM-BFE2025

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 13

VS2GMM-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS High Income VIP

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS High Income VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 91.0%
Communication Services 20.5%
Altice Financing SA, REG S, 3.0%, 1/15/2028	EUR	100,000	80,117
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	152,419	169,648
144A, 6.875%, 10/15/2030		224,134	217,416
AMC Global Media, Inc., 144A, 10.5%, 7/15/2032		139,000	142,879
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031		175,000	175,629
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)		95,000	93,574
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		165,000	148,596
144A, 4.5%, 8/15/2030 (b)		290,000	269,567
144A, 5.375%, 6/1/2029 (b)		548,000	536,090
144A, 6.375%, 9/1/2029		80,000	79,919
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		85,000	85,137
Connect Holding II LLC, 144A, 10.5%, 4/3/2031		141,000	141,249
Core Scientific Finance I LLC, 144A, 7.75%, 5/15/2031		169,000	171,375
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		320,000	190,145
Directv Financing LLC, 144A, 8.875%, 2/1/2030 (b)		289,000	293,987
Discovery Communications LLC, 4.125%, 5/15/2029		225,000	222,750
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029		180,000	178,213
5.05%, 3/15/2042		115,000	84,246
DISH DBS Corp., 7.375%, 7/1/2028 * (b) (c)		196,000	188,181
DISH Network Corp., 144A, 11.75%, 11/15/2027		198,000	203,455
EchoStar Corp.:
6.75%, 11/30/2030		171,125	173,966
10.75%, 11/30/2029		170,000	183,705
ELK Grove Village Property LLC, 144A, 7.5%, 6/15/2031 (b)		77,000	77,520
Getty Images, Inc., 144A, 10.5%, 11/15/2030		40,000	33,348
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028		66,000	63,189
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029 (b)		284,000	272,937
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029		105,000	105,207
Meridian Arc Holdco LLC, 144A, 6.25%, 4/30/2031		86,000	86,193
	Principal Amount ($)(a)		Value ($)
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		217,000	221,302
Nexstar Media, Inc., 144A, 6.5%, 9/15/2033		172,000	171,952
OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034		278,000	295,048
Paramount Global:
4.2%, 5/19/2032		71,000	61,607
4.9%, 8/15/2044		66,000	43,548
4.95%, 1/15/2031		65,000	60,420
5.5%, 5/15/2033		186,000	165,424
Photo Holdings LLC, 144A, 12.0%, 7/1/2031		54,000	55,644
PR RNO Property Owner 1 LLC, 144A, 6.5%, 5/1/2031		231,000	230,667
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		44,000	40,140
Sirius XM Radio LLC, 144A, 4.0%, 7/15/2028		382,000	371,985
Starz Capital Holdings LLC, 144A, 5.5%, 4/15/2029		46,000	41,590
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031		240,000	236,540
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	195,173
Uniti Group LP, 144A, 6.5%, 2/15/2029		145,000	143,855
Univision Communications, Inc.:
144A, 8.875%, 4/15/2033		91,000	89,583
144A, 9.375%, 8/1/2032		41,000	41,658
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031 (b)		169,000	174,841
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	327,458
Vodafone Group PLC, 7.0%, 4/4/2079 (b)		490,000	508,155
Windstream Services LLC, 144A, 8.25%, 10/1/2031		148,000	156,074
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030 (b)		221,000	194,089
			8,494,991
Consumer Discretionary 11.8%
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033 (b)		170,000	167,937
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	127,000	148,257
Bath & Body Works, Inc., 6.75%, 7/1/2036 (b)		185,000	185,315
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		133,000	128,429
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 3

	Principal Amount ($)(a)		Value ($)
Carnival Corp. Ltd.:
144A, 5.75%, 8/1/2032 (b)		625,000	631,105
144A, 5.875%, 6/15/2031		409,000	416,366
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031 (b)		97,000	97,761
Crocs, Inc., 144A, 4.25%, 3/15/2029		110,000	106,728
Dealer Tire Financial LLC, 144A, 10.375%, 10/1/2031 (d)		65,000	64,768
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030 (b)		75,000	73,553
Gaia Purchaser, Inc., 144A, 7.625%, 7/15/2033 (d)		99,000	100,135
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029 (b)		200,000	197,000
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		107,000	110,632
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		257,000	243,647
Men's Wearhouse LLC, 144A, 9.0%, 2/1/2031 (b)		97,000	103,065
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033 (b)		141,000	139,660
Mohegan Tribal Gaming Authority:
144A, 8.25%, 4/15/2030 (b)		100,000	104,160
144A, 11.875%, 4/15/2031		58,000	62,837
Newell Brands, Inc., 6.625%, 5/15/2032 (b)		64,000	64,810
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		135,000	133,752
144A, 2.75%, 3/9/2028		140,000	133,111
144A, 5.55%, 9/13/2029		110,000	107,390
144A, 6.125%, 9/30/2030		50,000	49,151
Ontario Gaming GTA LP, 144A, 8.0%, 8/1/2030 (b)		35,000	34,679
Penn Entertainment, Inc.:
144A, 4.125%, 7/1/2029 (b)		43,000	41,228
144A, 6.75%, 4/1/2031 (b)		42,000	42,219
QXO Building Products, Inc., 144A, 6.5%, 7/15/2031		107,000	109,051
Rakuten Group, Inc., REG S, 4.25%, Perpetual	EUR	200,000	226,322
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		161,000	163,409
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030		65,000	62,351
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		46,000	42,318
Staples, Inc.:
144A, 10.75%, 9/1/2029 (b)		186,000	177,434
144A, 12.75%, 1/15/2030		25,000	19,147
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		200,000	211,512
	Principal Amount ($)(a)	Value ($)
Whirlpool Corp.:
2.4%, 5/15/2031	27,000	20,176
144A, 7.5%, 7/1/2031	48,000	48,573
144A, 7.875%, 7/1/2034	102,000	102,418
		4,870,406
Consumer Staples 4.3%
Coty, Inc., 144A, 5.6%, 1/15/2031 (b)	85,000	82,682
HLF Financing SARL LLC:
144A, 4.875%, 6/1/2029	65,000	60,854
144A, 7.75%, 5/1/2033	98,000	99,327
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033 (b)	122,000	124,335
KeHE Distributors LLC:
144A, 7.125%, 4/30/2033	63,000	64,175
144A, 9.0%, 2/15/2029	110,000	115,154
Post Holdings, Inc., 144A, 4.625%, 4/15/2030	852,000	823,083
Prestige Brands, Inc., 144A, 6.25%, 7/15/2034	27,000	27,000
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030	189,000	194,501
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031	185,000	186,999
		1,778,110
Energy 10.5%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	316,000	319,948
144A, 6.625%, 7/15/2033	372,000	376,221
Buckeye Partners LP, 4.125%, 12/1/2027	42,000	41,457
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033 (b)	137,000	136,177
144A, 7.625%, 4/1/2032	61,000	61,492
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	223,000	235,176
Genesis Energy LP:
6.75%, 3/15/2034	107,000	106,174
7.875%, 5/15/2032	80,000	82,486
8.0%, 5/15/2033	65,000	67,611
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034	124,000	125,768
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032	185,000	191,607
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031 (b)	40,000	39,657
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	209,050
SM Energy Co.:
144A, 6.625%, 4/15/2034	128,000	125,993
144A, 7.0%, 8/1/2032	179,000	180,649
144A, 8.75%, 7/1/2031	65,000	67,895
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)		Value ($)
144A, 9.625%, 6/15/2033		71,000	77,847
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029 (b)		188,000	195,910
Sunoco LP, 144A, 7.875%, Perpetual (b)		247,000	256,864
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		52,308	53,511
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 11/1/2033 (b)		201,000	179,189
144A, 6.0%, 5/1/2036 (b)		25,000	25,270
Venture Global LNG, Inc., 144A, 9.875%, 2/1/2032 (b)		210,000	224,187
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 1/15/2034		115,000	119,828
144A, 6.5%, 6/15/2034		166,000	172,935
144A, 6.75%, 1/15/2036		283,000	300,064
144A, 7.75%, 5/1/2035 (b)		340,000	381,301
			4,354,267
Financials 8.3%
Acrisure LLC:
144A, 6.0%, 8/1/2029 (b)		65,000	57,206
144A, 6.75%, 7/1/2032		129,000	115,947
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031		99,000	98,728
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	145,000	166,751
144A, 6.875%, 2/15/2031	EUR	200,000	230,001
Block, Inc.:
3.5%, 6/1/2031		178,000	163,855
144A, 6.0%, 8/15/2033		80,000	80,552
CRC Insurance Group LLC, 144A, 7.125%, 6/1/2031		150,000	149,522
EZCORP, Inc., 144A, 7.375%, 4/1/2032		405,000	424,474
FirstCash, Inc., 144A, 6.875%, 3/1/2032		70,000	71,931
Freedom Mortgage Holdings LLC:
144A, 6.875%, 5/1/2031		162,000	157,215
144A, 8.375%, 4/1/2032		39,000	39,670
144A, 9.25%, 2/1/2029		70,000	72,337
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		200,000	193,726
HUB International Ltd., 144A, 5.625%, 12/1/2029		285,000	283,958
Icahn Enterprises LP, 9.75%, 1/15/2029		55,000	53,940
Navient Corp.:
4.875%, 3/15/2028		200,000	196,181
5.0%, 3/15/2027		90,000	89,289
5.5%, 3/15/2029 (b)		43,000	41,270
PennyMac Financial Services, Inc., 144A, 7.875%, 12/15/2029		80,000	83,194
	Principal Amount ($)(a)		Value ($)
Starwood Property Trust, Inc.:
144A, (REIT), 6.0%, 4/15/2030		140,000	140,510
144A, (REIT), 6.125%, 6/1/2031		102,000	102,539
144A, (REIT), 6.5%, 10/15/2030 (b)		196,000	200,525
WS Escrow LLC, 144A, 7.75%, 6/1/2033		226,000	232,061
			3,445,382
Health Care 6.3%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		200,000	202,567
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029 (b)		110,000	105,015
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028 (b)		24,000	21,300
144A, 11.0%, 9/30/2028 (b)		140,000	142,565
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		590,000	566,422
144A, 4.0%, 3/15/2031 (b)		183,000	171,664
Charlotte Buyer, Inc., 144A, 8.0%, 6/30/2031		138,000	139,696
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031 (b)		98,000	90,156
144A, 5.25%, 5/15/2030		280,000	264,217
LifePoint Health, Inc.:
144A, 7.0%, 5/1/2034		107,000	102,555
144A, 8.375%, 2/15/2032		59,000	61,410
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		175,000	171,945
Organon & Co., 144A, 6.75%, 5/15/2034		200,000	210,972
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029 (b)		210,000	219,385
Teleflex, Inc., 144A, 5.875%, 1/15/2032		132,000	132,998
			2,602,867
Industrials 4.6%
ADI Escrow Issuer LLC, 144A, 7.125%, 7/15/2034		136,000	138,488
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		109,000	103,008
ATS Corp., 144A, 4.125%, 12/15/2028		220,000	214,538
Deluxe Corp., 144A, 8.0%, 6/1/2029		135,000	135,959
GFL Environmental Holdings U.S., Inc., 144A, 5.625%, 7/1/2031		252,000	251,968
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		55,000	49,814
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	100,000	121,471
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 5

	Principal Amount ($)(a)		Value ($)
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	146,475
Stena International SA, 144A, 7.25%, 1/15/2031		200,000	204,482
Synergy Infrastructure Holdings LLC, 144A, 7.0%, 7/15/2034		35,000	35,502
TransDigm, Inc., 144A, 6.375%, 5/31/2033 (b)		405,000	408,851
VistaJet Malta Finance PLC:
144A, 6.375%, 2/1/2030 (b)		30,000	28,546
144A, 9.5%, 6/1/2028 (b)		30,000	30,370
Wabash National Corp., 144A, 4.5%, 10/15/2028 (b)		54,000	50,186
			1,919,658
Information Technology 5.4%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	141,463	171,925
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		100,000	93,725
144A, 9.0%, 9/30/2029		271,000	263,041
CoreWeave, Inc.:
144A, 9.25%, 6/1/2030 (b)		104,000	104,676
144A, 9.625%, 7/15/2032		8,000	7,880
144A, 9.75%, 10/1/2031		142,000	141,687
EquipmentShare.com, Inc.:
144A, 7.125%, 7/1/2034 (d)		148,000	145,416
144A, 8.625%, 5/15/2032 (b)		100,000	104,023
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		419,000	425,854
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		80,000	67,979
Open Text Corp.:
144A, 3.875%, 2/15/2028		165,000	160,791
144A, 3.875%, 12/1/2029		93,000	85,508
Playtika Holding Corp., 144A, 4.25%, 3/15/2029 (b)		125,000	111,875
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		85,000	76,539
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	92,290
Unisys Corp., 144A, 10.625%, 1/15/2031 (b)		42,000	39,462
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		120,000	119,700
Xerox Corp., 144A, 10.25%, 10/15/2030 (b)		20,000	17,597
Xerox Holdings Corp., 144A, 5.5%, 8/15/2028		47,000	27,324
			2,257,292
Materials 8.2%
Ashland, Inc., 144A, 3.375%, 9/1/2031		441,000	410,410
Avient Corp., 144A, 6.25%, 11/1/2031 (b)		242,000	245,224
	Principal Amount ($)(a)		Value ($)
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	143,191
Bond U.S. Bidco 1, Inc., 144A, 7.125%, 6/15/2033 (b)		200,000	201,945
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		120,000	124,294
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		179,000	185,346
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		46,000	42,054
FMC Corp.:
144A, 8.0%, 6/1/2031		62,000	64,529
8.45%, 11/1/2055		55,000	40,057
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030 (b)		105,000	98,681
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031 (b)		135,000	129,237
Magnera Corp., 144A, 7.25%, 11/15/2031 (b)		115,000	112,269
Mineral Resources Ltd., 144A, 6.0%, 5/1/2032		177,000	175,095
Novelis Corp., 144A, 4.75%, 1/30/2030		176,000	170,252
OI European Group BV, 144A, 4.75%, 2/15/2030 (b)		56,000	53,195
Olin Corp., 144A, 6.625%, 4/1/2033 (b)		267,000	263,641
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033 (b)		384,000	379,764
PLS Group Ltd., 144A, 6.875%, 5/1/2031		262,000	268,258
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		106,000	105,079
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029 (b)		85,000	80,430
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		43,000	43,055
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		45,000	31,502
Wilsonart LLC, 144A, 11.0%, 8/15/2032		39,000	31,595
			3,399,103
Real Estate 5.9%
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		395,000	389,098
MPT Operating Partnership LP:
(REIT), 0.993%, 10/15/2026	EUR	100,000	112,091
144A, (REIT), 8.5%, 2/15/2032 (b)		95,000	97,260
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		435,000	425,331
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		75,000	75,300
144A, (REIT), 8.0%, 7/15/2030		48,000	47,878
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)
144A, (REIT), 8.5%, 6/1/2031	83,000	83,195
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029	376,000	358,140
Service Properties Trust:
144A, (REIT), Zero Coupon, 9/30/2028	293,000	271,673
(REIT), 4.95%, 10/1/2029 (b)	31,000	29,203
(REIT), 8.875%, 6/15/2032 (b)	28,000	28,828
XHR LP, 144A, (REIT), 4.875%, 6/1/2029	530,000	520,361
		2,438,358
Utilities 5.2%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	856,000	842,291
AmeriGas Partners LP, 144A, 6.875%, 6/1/2031	100,000	101,247
Electricite de France SA, 144A, 9.125%, Perpetual	200,000	232,255
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033 (b)	216,000	213,996
NRG Energy, Inc., 144A, 3.625%, 2/15/2031	70,000	65,006
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	205,000	200,720
Puget Energy, Inc., 7.0%, 9/15/2056	65,000	65,710
Vistra Corp., 144A, 7.0%, Perpetual (b)	240,000	241,901
VoltaGrid LLC, 144A, 7.375%, 11/1/2030	174,000	180,642
		2,143,768
Total Corporate Bonds (Cost $37,652,853)		37,704,202
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (e) (Cost $40,261)	40,000	40,169
Loan Participations and Assignments 2.5%
Senior Loans (f)
Asurion LLC, Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.028%, 1/20/2029	169,252	167,729
Bausch Health Companies, Inc., Term Loan B, 10/8/2030 (g)	128,399	124,807
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.144%, 9/27/2029	129,010	129,548
	Principal Amount ($)(a)	Value ($)
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.504%, 6/30/2028	15,230	15,259
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.419%, 2/1/2029	145,413	145,413
Men's Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	34,677	35,042
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.394%, 8/1/2030	423,590	424,120
Total Loan Participations and Assignments (Cost $1,041,419)		1,041,918

Shares		Value ($)
Exchange-Traded Funds 4.0%
iShares Broad USD High Yield Corporate Bond ETF (b)	8,947	331,218
iShares Core S&P 500 ETF	141	105,593
State Street SPDR Portfolio High Yield Bond ETF (b)	51,320	1,202,941
Total Exchange-Traded Funds (Cost $1,650,026)		1,639,752
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	2,419
Other Investments 0.2%
Industrials 0.2%
Electrical Equipment
Luxco Co., Ltd.* (h) (Cost $64,641)	3,789	75,871
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $244,285)	1,100	7,045
Securities Lending Collateral 14.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j) (Cost $5,877,497)	5,877,497	5,877,497
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 7

	Shares	Value ($)
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.66% (i) (Cost $686,006)	686,006	686,006

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $47,256,988)	113.6	47,074,879
Other Assets and Liabilities, Net	(13.6)	(5,645,320)
Net Assets	100.0	41,429,559
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (k)
220,980	—	221,881	1,021	(120)	—	—	—	—
Securities Lending Collateral 14.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j)
1,651,806	4,225,691 (l)	—	—	—	10,644	—	5,877,497	5,877,497
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.66% (i)
609,984	12,668,934	12,592,912	—	—	13,558	—	686,006	686,006
2,482,770	16,894,625	12,814,793	1,021	(120)	24,202	—	6,563,503	6,563,503

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $10,299,610, which is 24.9% of net assets.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued or delayed delivery securities included.
(e)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	All or a portion of the security represents unsettled loan commitments at June 30, 2026 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,812,099.

(k)	Affiliated fund managed by DBX Advisors LLC.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS High Income VIP

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2026	2	214,251	214,094	157

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,319,735	USD	1,508,283	7/31/2026	(1,605)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$37,704,202	$—	$37,704,202
Government & Agency Obligations	—	40,169	—	40,169
Loan Participations and Assignments	—	1,041,918	—	1,041,918
Exchange-Traded Funds	1,639,752	—	—	1,639,752
Common Stocks	2,419	—	—	2,419
Other Investments	—	—	75,871	75,871
Warrants	—	—	7,045	7,045
Short-Term Investments (a)	6,563,503	—	—	6,563,503
Derivatives (b)
Futures Contracts	157	—	—	157
Total	$8,205,831	$38,786,289	$82,916	$47,075,036
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(1,605)	$—	$(1,605)
Total	$—	$(1,605)	$—	$(1,605)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 9

Statement of Assets and Liabilities

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $40,693,485) — including $10,299,610 of securities loaned	$40,511,376
Investment in DWS Government & Agency Securities Portfolio (cost $5,877,497)*	5,877,497
Investment in DWS Central Cash Management Government Fund (cost $686,006)	686,006
Cash	6,563
Foreign currency, at value (cost $8,456)	8,663
Receivable for investments sold	196,765
Receivable for investments sold — when-issued securities	35,000
Receivable for Fund shares sold	1,410
Interest receivable	651,492
Affiliated securities lending income receivable	1,886
Receivable for variation margin on futures contracts	375
Other assets	334
Total assets	47,977,367
Liabilities
Payable upon return of securities loaned	5,877,497
Payable for investments purchased	210,877
Payable for investments purchased — when-issued securities	347,537
Payable for Fund shares redeemed	43,702
Unrealized depreciation on forward foreign currency contracts	1,605
Accrued management fee	5,271
Accrued Trustees' fees	174
Other accrued expenses and payables	61,145
Total liabilities	6,547,808
Net assets, at value	$41,429,559
Net Assets Consist of
Distributable earnings (loss)	(7,604,216)
Paid-in capital	49,033,775
Net assets, at value	$41,429,559
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($41,429,559 ÷ 7,517,807 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$5.51

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $4,812,099.
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS High Income VIP

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$1,368,543
Dividends	41,423
Income distributions — DWS Central Cash Management Government Fund	13,558
Affiliated securities lending income, net	10,644
Total income	1,434,168
Expenses:
Management fee	104,606
Administration fee	20,294
Services to shareholders	279
Custodian fee	3,319
Audit fee	33,939
Legal fees	10,084
Tax fees	2,985
Reports to shareholders	14,808
Trustees' fees and expenses	1,478
Other	3,485
Total expenses before expense reductions	195,277
Expense reductions	(48,139)
Total expenses after expense reductions	147,138
Net investment income	1,287,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	1,021
Sale of non-affiliated investments	250,574
Futures contracts	(2,105)
Forward foreign currency contracts	40,460
Foreign currency	(1,607)
288,343
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(120)
Non-affiliated investments	(600,616)
Futures contracts	157
Forward foreign currency contracts	16,003
Foreign currency	(1,049)
(585,625)
Net gain (loss)	(297,282)
Net increase (decrease) in net assets resulting from operations	$989,748
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,287,030	$2,689,132
Net realized gain (loss)	288,343	(22,036)
Change in net unrealized appreciation (depreciation)	(585,625)	937,098
Net increase (decrease) in net assets resulting from operations	989,748	3,604,194
Distributions to shareholders:
Class A	(2,579,033)	(2,966,588)
Fund share transactions:
Class A
Proceeds from shares sold	1,307,837	3,049,520
Reinvestment of distributions	2,579,033	2,966,588
Payments for shares redeemed	(4,185,002)	(6,111,496)
Net increase (decrease) in net assets from Class A share transactions	(298,132)	(95,388)
Increase (decrease) in net assets	(1,887,417)	542,218
Net assets at beginning of period	43,316,976	42,774,758
Net assets at end of period	$41,429,559	$43,316,976

Other Information
Class A
Shares outstanding at beginning of period	7,552,543	7,542,140
Shares sold	231,069	541,241
Shares issued to shareholders in reinvestment of distributions	471,487	556,583
Shares redeemed	(737,292)	(1,087,421)
Net increase (decrease) in Class A shares	(34,736)	10,403
Shares outstanding at end of period	7,517,807	7,552,543
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS High Income VIP

Financial Highlights
DWS High Income VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.74	$5.67	$5.63	$5.34	$6.18	$6.23
Income (loss) from investment operations:
Net investment income[a]	.17	.35	.35	.33	.27	.27
Net realized and unrealized gain (loss)	(.04 )	.13	.03	.25	(.81 )	(.03 )
Total from investment operations	.13	.48	.38	.58	(.54 )	.24
Less distributions from:
Net investment income	(.36 )	(.41 )	(.34 )	(.29 )	(.30 )	(.29 )
Net asset value, end of period	$5.51	$5.74	$5.67	$5.63	$5.34	$6.18
Total Return (%)[b]	2.31 *	8.94	7.14	11.34	(8.88)	4.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	43	43	43	41	51
Ratio of expenses before expense reductions (%)[c]	.93 **	.94	.91	.90	.90	.84
Ratio of expenses after expense reductions (%)[c]	.70 **	.73	.70	.70	.71	.71
Ratio of net investment income (%)	6.15 **	6.28	6.27	6.07	4.82	4.32
Portfolio turnover rate (%)	73 *	154	143	62	45	56

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 13

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or

14 |	Deutsche DWS Variable Series II — DWS High Income VIP

broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on

Deutsche DWS Variable Series II — DWS High Income VIP	| 15

invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$9,122,399	$—	$—	$—	$9,122,399
Exchange-Traded Funds	1,567,197	—	—	—	1,567,197
Total Borrowings	$10,689,596	$—	$—	$—	$10,689,596
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$5,877,497
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$4,812,099
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $8,939,720, including short-term losses ($719,871) and long-term losses ($8,219,849), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $47,298,733. The net unrealized depreciation for all investments based on tax cost was $223,854. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $440,390 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $664,244.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

16 |	Deutsche DWS Variable Series II — DWS High Income VIP

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $214,000.
Forward Foreign Currency Contracts. A forward foreign currency contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on

Deutsche DWS Variable Series II — DWS High Income VIP	| 17

appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $1,201,000 to $1,508,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $116,000.
The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$157
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(1,605)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(2,105)	$(2,105)
Foreign Exchange Contracts (a)	40,460	—	40,460
	$40,460	$(2,105)	$38,355
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$157	$157
Foreign Exchange Contracts (a)	16,003	—	16,003
	$16,003	$157	$16,160
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts, respectively
As of June 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and

18 |	Deutsche DWS Variable Series II — DWS High Income VIP

exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$1,605	$—	$—	$1,605
C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$30,102,720	$32,101,477
U.S. Treasury Obligations	$40,270	$—
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.500%
Next $750 million of such net assets	.470%
Next $1.5 billion of such net assets	.450%
Next $2.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.400%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Over $12.5 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund’s average daily net assets.
For the period from January 1, 2026 through April 30, 2026, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.70%.
Effective May 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.71%.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for Class A shares are $48,139.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed

Deutsche DWS Variable Series II — DWS High Income VIP	| 19

and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $20,294, of which $3,297 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $188, of which $49 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $378, of which $61 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 89% and 10%, respectively.
G.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

20 |	Deutsche DWS Variable Series II — DWS High Income VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS High Income VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

Deutsche DWS Variable Series II — DWS High Income VIP	| 21

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

22 |	Deutsche DWS Variable Series II — DWS High Income VIP

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2HI-BFE2025

Deutsche DWS Variable Series II — DWS High Income VIP	| 23

VS2HI-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS International Opportunities VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Canada 4.5%
Agnico Eagle Mines Ltd.	2,555	396,982
Brookfield Corp.	13,985	596,674
Shopify, Inc. "A"*	739	84,548
(Cost $322,109)		1,078,204
China 3.7%
ANTA Sports Products Ltd.	9,400	85,676
BYD Co., Ltd. "H"	7,800	72,340
Ping An Insurance Group Co. of China Ltd. "H"	46,000	301,018
Tencent Holdings Ltd.	7,400	409,591
(Cost $821,114)		868,625
Denmark 0.4%
Novo Nordisk A/S "B" (Cost $123,071)	1,999	95,960
Finland 1.0%
Amer Sports, Inc.* (a)	4,105	138,913
Nokia Oyj	6,676	88,616
(Cost $141,521)		227,529
France 10.7%
Air Liquide SA	1,669	330,523
Capgemini SE	905	91,020
Cie de Saint-Gobain SA	2,768	251,544
EssilorLuxottica SA	272	51,076
LVMH Moet Hennessy Louis Vuitton SE	155	85,858
Safran SA	649	256,176
Schneider Electric SE	1,597	522,678
SPIE SA	1,205	69,552
TotalEnergies SE	4,915	382,540
Vinci SA	3,498	511,230
(Cost $1,831,052)		2,552,197
Germany 9.2%
adidas AG	811	166,397
Allianz SE (Registered)	1,539	728,737
Auto1 Group SE*	6,896	183,249
Deutsche Boerse AG	1,465	399,513
Innio NV* (b)	178	7,040
MTU Aero Engines AG	513	213,581
RWE AG	1,600	103,391
SAP SE	666	102,507
Siemens Energy AG	1,034	197,131
Siemens Healthineers AG 144A	1,974	77,167
(Cost $1,419,782)		2,178,713
Hong Kong 1.7%
Alibaba Group Holding Ltd.	11,600	138,929
Techtronic Industries Co., Ltd.	16,097	267,742
(Cost $284,922)		406,671
	Shares	Value ($)
Ireland 2.3%
CRH PLC (a)	1,598	170,986
Experian PLC	3,737	126,073
Kerry Group PLC "A"	2,797	256,783
(Cost $481,594)		553,842
Israel 0.3%
Cellebrite DI Ltd.* (b) (Cost $96,825)	4,609	67,291
Italy 0.6%
Stevanato Group SpA (a) (Cost $204,164)	7,498	135,489
Japan 5.8%
Fast Retailing Co., Ltd.	790	404,964
Hoya Corp.	2,200	353,282
Keyence Corp.	700	351,509
Murata Manufacturing Co., Ltd.	1,000	71,313
SoftBank Group Corp.	5,400	203,312
(Cost $654,514)		1,384,380
Korea 6.7%
Samsung Electronics Co., Ltd.	3,805	841,157
SK Hynix, Inc.	424	759,421
(Cost $466,766)		1,600,578
Luxembourg 0.3%
Globant SA* (a) (c) (Cost $168,381)	2,441	70,643
Netherlands 12.6%
ABN AMRO Bank NV REG S	4,520	192,156
Adyen NV 144A*	83	78,095
Airbus SE	1,448	322,784
Argenx SE*	125	115,972
ASML Holding NV	618	1,228,213
BE Semiconductor Industries NV	473	155,563
ING Groep NV	18,999	600,173
NXP Semiconductors NV (b)	682	191,663
Universal Music Group NV	4,909	102,753
(Cost $1,244,535)		2,987,372
Singapore 4.3%
DBS Group Holdings Ltd.	17,520	887,319
Sea Ltd. (ADR)*	1,305	125,058
(Cost $327,504)		1,012,377
Sweden 3.4%
Assa Abloy AB "B"	8,091	285,759
Atlas Copco AB "A"	5,908	119,574
Spotify Technology SA* (a)	904	415,053
(Cost $470,444)		820,386
Switzerland 8.8%
Belimo Holding AG (Registered)	80	90,163
Galderma Group AG	343	78,253
Lonza Group AG (Registered)	1,045	705,431
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 3

	Shares	Value ($)
Nestle SA (Registered)	3,093	317,997
Roche Holding AG	814	335,651
Sandoz Group AG	5,344	483,791
Sportradar Group AG "A"* (b) (c)	5,451	81,601
(Cost $1,190,343)		2,092,887
Taiwan 6.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $211,642)	21,000	1,633,685
United Kingdom 6.7%
AstraZeneca PLC	2,411	450,419
Birkenstock Holding PLC* (a) (c)	1,855	79,821
Halma PLC	4,922	257,002
HSBC Holdings PLC	21,483	406,703
London Stock Exchange Group PLC	900	97,688
Rentokil Initial PLC	40,883	231,522
Verisure PLC*	5,682	63,395
(Cost $1,223,981)		1,586,550
United States 6.6%
Brookfield Asset Management Ltd. "A"	3,518	157,811
Ferguson Enterprises, Inc.	939	222,853
Johnson Controls International PLC	613	89,566
Marsh & McLennan Companies, Inc.	1,924	320,673
Mastercard, Inc. "A"	389	199,790
NVIDIA Corp.	1,405	281,127
	Shares	Value ($)
SLB Ltd.	4,470	207,810
Sunbelt Rentals Holdings, Inc. (d)	1,282	93,393
(Cost $730,712)		1,573,023
Uruguay 0.8%
MercadoLibre, Inc.* (b) (Cost $168,266)	111	188,410
Total Common Stocks (Cost $12,583,242)		23,114,812
Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $103,423)	434	113,997
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (e) (Cost $409,865)	409,865	409,865

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,096,530)	99.5	23,638,674
Other Assets and Liabilities, Net	0.5	129,917
Net Assets	100.0	23,768,591
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (e) (f)
76,313	—	76,313 (g)	—	—	1,091	—	—	—
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (e)
236,725	2,815,820	2,642,680	—	—	4,767	—	409,865	409,865
313,038	2,815,820	2,718,993	—	—	5,858	—	409,865	409,865

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $227,748, which is 1.0% of net assets.

(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $236,568.

The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,078,204	$—	$—	$1,078,204
China	—	868,625	—	868,625
Denmark	—	95,960	—	95,960
Finland	138,913	88,616	—	227,529
France	—	2,552,197	—	2,552,197
Germany	7,040	2,171,673	—	2,178,713
Hong Kong	—	406,671	—	406,671
Ireland	170,986	382,856	—	553,842
Israel	67,291	—	—	67,291
Italy	135,489	—	—	135,489
Japan	—	1,384,380	—	1,384,380
Korea	—	1,600,578	—	1,600,578
Luxembourg	70,643	—	—	70,643
Netherlands	191,663	2,795,709	—	2,987,372
Singapore	125,058	887,319	—	1,012,377
Sweden	415,053	405,333	—	820,386
Switzerland	81,601	2,011,286	—	2,092,887
Taiwan	—	1,633,685	—	1,633,685
United Kingdom	79,821	1,506,729	—	1,586,550
United States	1,479,630	93,393	—	1,573,023
Uruguay	188,410	—	—	188,410
Preferred Stocks	—	113,997	—	113,997
Short-Term Investments	409,865	—	—	409,865
Total	$4,639,667	$18,999,007	$—	$23,638,674
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $12,686,665) — including $227,748 of securities loaned*	$23,228,809
Investment in DWS Central Cash Management Government Fund (cost $409,865)	409,865
Foreign currency, at value (cost $114,579)	111,312
Dividends receivable	24,338
Affiliated securities lending income receivable	786
Foreign taxes recoverable	48,521
Due from Advisor	1,963
Other assets	167
Total assets	23,825,761
Liabilities
Payable for Fund shares redeemed	1,876
Accrued Trustees' fees	495
Other accrued expenses and payables	54,799
Total liabilities	57,170
Net assets, at value	$23,768,591
Net Assets Consist of
Distributable earnings (loss)	9,423,313
Paid-in capital	14,345,278
Net assets, at value	$23,768,591
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($23,768,591 ÷ 1,151,399 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$20.64

*	The Fund held non-cash collateral having a value of $236,568.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $33,123)	$264,477
Income distributions — DWS Central Cash Management Government Fund	4,767
Affiliated securities lending income, net	1,091
Total income	270,335
Expenses:
Management fee	69,200
Administration fee	10,826
Services to shareholders	346
Custodian fee	11,335
Audit fee	28,510
Legal fees	6,015
Tax fees	2,984
Reports to shareholders	11,524
Trustees' fees and expenses	1,646
Other	7,786
Total expenses before expense reductions	150,172
Expense reductions	(54,018)
Total expenses after expense reductions	96,154
Net investment income	174,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	169,821
Foreign currency	(170)
169,651
Change in net unrealized appreciation (depreciation) on:
Investments	1,520,487
Foreign currency	(3,665)
1,516,822
Net gain (loss)	1,686,473
Net increase (decrease) in net assets resulting from operations	$1,860,654
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$174,181	$209,518
Net realized gain (loss)	169,651	686,299
Change in net unrealized appreciation (depreciation)	1,516,822	2,628,696
Net increase (decrease) in net assets resulting from operations	1,860,654	3,524,513
Distributions to shareholders:
Class A	(222,814)	(189,418)
Fund share transactions:
Class A
Proceeds from shares sold	1,105,958	3,086,166
Reinvestment of distributions	222,814	189,418
Payments for shares redeemed	(1,881,920)	(4,100,775)
Net increase (decrease) in net assets from Class A share transactions	(553,148)	(825,191)
Increase (decrease) in net assets	1,084,692	2,509,904
Net assets at beginning of period	22,683,899	20,173,995
Net assets at end of period	$23,768,591	$22,683,899

Other Information
Class A
Shares outstanding at beginning of period	1,180,314	1,236,421
Shares sold	55,793	168,134
Shares issued to shareholders in reinvestment of distributions	11,339	11,077
Shares redeemed	(96,047)	(235,318)
Net increase (decrease) in Class A shares	(28,915)	(56,107)
Shares outstanding at end of period	1,151,399	1,180,314
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 7

Financial Highlights
DWS International Opportunities VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$19.22	$16.32	$15.11	$13.12	$18.80	$17.65
Income (loss) from investment operations:
Net investment income[a]	.15	.18	.15	.18	.11	.08
Net realized and unrealized gain (loss)	1.47	2.89	1.25	1.92	(5.45)	1.34
Total from investment operations	1.62	3.07	1.40	2.10	(5.34)	1.42
Less distributions from:
Net investment income	(.20 )	(.17 )	(.19 )	(.11 )	(.15 )	(.06 )
Net realized gains	—	—	—	—	(.19 )	(.21 )
Total distributions	(.20 )	(.17 )	(.19 )	(.11 )	(.34 )	(.27 )
Net asset value, end of period	$20.64	$19.22	$16.32	$15.11	$13.12	$18.80
Total Return (%)[b]	8.46 *	18.92	9.37	16.04	(28.51)	8.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	23	20	20	19	22
Ratio of expenses before expense reductions (%)[c]	1.35 **	1.29	1.34	1.35	1.32	1.33
Ratio of expenses after expense reductions (%)[c]	.86 **	.84	.84	.89	.92	.90
Ratio of net investment income (%)	1.56 **	.99	.94	1.27	.78	.41
Portfolio turnover rate (%)	10 *	21	8	13	17	20

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS International Opportunities VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

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Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

10 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$236,568	$—	$—	$—	$236,568
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$236,568
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $1,410,008, including short-term losses ($1,085,012) and long-term losses ($324,996), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $13,133,524. The net unrealized appreciation for all investments based on tax cost was $10,505,150. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $11,284,482 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $779,332.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 11

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $2,224,342 and $3,192,226, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) Class A shares at 0.86%.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for Class A shares are $54,018.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $10,826, of which $1,874 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $182, of which $57 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $328, of which $61 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 29%, respectively.

12 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS International Opportunities VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.

14 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 15

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2IO-BFE2025

16 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

VS2IO-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Growth VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 1.1%
Entertainment 1.1%
Roku, Inc.*	2,400	331,536
Take-Two Interactive Software, Inc.*	1,174	293,477
		625,013
Consumer Discretionary 7.4%
Automobile Components 0.3%
Gentherm, Inc.*	3,964	135,212
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.*	3,398	240,850
Hotels, Restaurants & Leisure 2.7%
Hilton Grand Vacations, Inc.*	12,491	654,154
Hyatt Hotels Corp. "A"	800	155,072
Texas Roadhouse, Inc.	1,800	347,814
Wingstop, Inc.	1,900	329,479
		1,486,519
Household Durables 2.2%
Cavco Industries, Inc.*	200	122,876
LGI Homes, Inc.*	1,689	107,555
TopBuild Corp.*	2,673	947,659
		1,178,090
Leisure Products 0.6%
YETI Holdings, Inc.* (a)	6,322	313,318
Specialty Retail 1.2%
Burlington Stores, Inc.*	883	279,735
Valvoline, Inc.*	9,900	391,446
		671,181
Consumer Staples 2.1%
Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	1,271	1,010,178
Food Products 0.2%
Marzetti Co.	1,200	136,992
Energy 2.5%
Energy Equipment & Services 1.1%
Kodiak Gas Services, Inc.	3,800	285,494
ProPetro Holding Corp.* (a)	10,800	154,872
Select Water Solutions, Inc.	6,700	133,866
		574,232
Oil, Gas & Consumable Fuels 1.4%
Centrus Energy Corp. "A"* (a)	1,500	251,805
Core Natural Resources, Inc.	2,519	201,570
Crescent Energy Co. "A"	6,384	62,691
Matador Resources Co.	5,100	253,878
		769,944
	Shares	Value ($)
Financials 8.6%
Banks 2.2%
Pinnacle Financial Partners, Inc.	8,562	863,734
The Bancorp, Inc.*	5,495	344,207
		1,207,941
Capital Markets 3.5%
FactSet Research Systems, Inc.	1,036	238,363
Lazard, Inc.	12,317	516,575
LPL Financial Holdings, Inc.	1,000	281,680
Moelis & Co. "A"	9,136	597,677
StoneX Group, Inc.*	2,200	260,700
		1,894,995
Consumer Finance 0.9%
Enova International, Inc.*	2,000	481,460
Financial Services 0.7%
WEX, Inc.*	2,797	394,629
Insurance 1.3%
Kinsale Capital Group, Inc.	1,200	395,772
Palomar Holdings, Inc.*	2,400	303,336
		699,108
Health Care 24.8%
Biotechnology 14.3%
Arrowhead Pharmaceuticals, Inc.*	2,800	228,228
BridgeBio Pharma, Inc.*	4,000	297,920
Caris Life Sciences, Inc.*	8,928	159,097
Catalyst Pharmaceuticals, Inc.*	7,600	238,868
Celldex Therapeutics, Inc.*	12,600	468,846
CG oncology, Inc.* (a)	5,400	383,670
Dianthus Therapeutics, Inc.*	1,400	136,472
Halozyme Therapeutics, Inc.*	2,800	219,156
Insmed, Inc.*	1,744	185,945
Ionis Pharmaceuticals, Inc.*	3,400	269,586
Kiniksa Pharmaceuticals International PLC*	8,769	560,778
Madrigal Pharmaceuticals, Inc.*	600	322,170
Mirum Pharmaceuticals, Inc.* (a)	1,300	152,191
Neurocrine Biosciences, Inc.*	7,085	1,194,070
Oruka Therapeutics, Inc.* (a)	2,200	209,374
Praxis Precision Medicines, Inc.*	500	167,395
Protagonist Therapeutics, Inc.* (a)	3,200	392,256
PTC Therapeutics, Inc.*	2,100	171,297
Rhythm Pharmaceuticals, Inc.*	2,500	277,575
Scholar Rock Holding Corp.*	5,400	297,000
TG Therapeutics, Inc.*	3,000	164,820
Travere Therapeutics, Inc.*	13,378	760,004
Vaxcyte, Inc.*	3,800	220,894
Vera Therapeutics, Inc.*	7,600	326,116
		7,803,728
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 3

	Shares	Value ($)
Health Care Equipment & Supplies 2.1%
Alphatec Holdings, Inc.* (a)	9,320	80,618
Axogen, Inc.*	5,400	249,426
Globus Medical, Inc. "A"*	724	57,203
Haemonetics Corp.*	1,353	101,475
Lantheus Holdings, Inc.*	3,500	388,290
Merit Medical Systems, Inc.*	4,200	291,228
		1,168,240
Health Care Providers & Services 5.5%
Guardant Health, Inc.*	2,800	420,084
HealthEquity, Inc.*	4,529	409,059
Molina Healthcare, Inc.*	1,019	233,045
Option Care Health, Inc.*	18,864	395,578
Privia Health Group, Inc.*	8,600	221,278
RadNet, Inc.* (a)	21,477	1,324,487
		3,003,531
Health Care Technology 0.2%
Waystar Holding Corp.*	4,000	82,120
Pharmaceuticals 2.7%
Crinetics Pharmaceuticals, Inc.* (a)	5,900	220,778
EyePoint, Inc.*	5,600	80,080
Ligand Pharmaceuticals, Inc.* (a)	2,672	844,593
Liquidia Corp.*	3,800	302,974
		1,448,425
Industrials 21.3%
Aerospace & Defense 4.0%
Aevex Corp. "A"* (a)	2,711	56,633
Astronics Corp.*	3,100	251,906
Astronics Corp. "B"*	480	36,480
ATI, Inc.*	500	98,550
BWX Technologies, Inc.	1,800	350,370
Carpenter Technology Corp.	800	493,472
FTAI Aviation Ltd.	1,000	270,530
HEICO Corp.	1,176	418,879
Intuitive Machines, Inc.* (a)	4,600	98,394
Kratos Defense & Security Solutions, Inc.*	2,500	124,650
		2,199,864
Building Products 2.2%
AAON, Inc.	1,900	241,034
Allegion PLC	1,899	266,790
Builders FirstSource, Inc.*	4,706	421,093
Modine Manufacturing Co.*	900	240,318
		1,169,235
Commercial Services & Supplies 2.4%
Casella Waste Systems, Inc. "A"* (a)	4,200	407,274
MSA Safety, Inc.	892	155,725
The Brink's Co.	8,136	768,771
		1,331,770
	Shares	Value ($)
Construction & Engineering 2.1%
Argan, Inc.	600	479,130
Solv Energy, Inc. "A"*	7,590	258,439
Sterling Infrastructure, Inc.*	500	419,680
		1,157,249
Electrical Equipment 2.7%
Bloom Energy Corp. "A"*	1,900	575,130
Nextpower, Inc. "A"*	6,700	798,238
X-Energy, Inc.* (a)	5,908	108,471
		1,481,839
Machinery 3.1%
CECO Environmental Corp.*	6,257	567,760
Enpro, Inc.	1,000	376,930
IDEX Corp.	702	159,319
SPX Technologies, Inc.*	600	147,102
Standex International Corp. (a)	1,200	429,204
		1,680,315
Professional Services 1.8%
Kforce, Inc.	11,225	526,677
Maximus, Inc.	8,556	459,971
		986,648
Trading Companies & Distributors 3.0%
Rush Enterprises, Inc. "A"	20,377	1,487,216
Titan Machinery, Inc.* (a)	6,343	133,964
		1,621,180
Information Technology 26.2%
Communications Equipment 1.1%
Calix, Inc.*	9,644	359,914
Viavi Solutions, Inc.*	5,200	248,300
		608,214
Electronic Equipment, Instruments & Components 4.8%
Advanced Energy Industries, Inc.	4,729	1,763,302
Cognex Corp.	1,973	142,885
Fabrinet*	500	281,040
nLight, Inc.*	1,200	83,544
TTM Technologies, Inc.*	1,900	355,338
		2,626,109
Semiconductors & Semiconductor Equipment 13.4%
Credo Technology Group Holding Ltd.*	900	244,755
Entegris, Inc.	1,521	273,567
FormFactor, Inc.*	7,627	1,219,786
Impinj, Inc.* (a)	3,130	448,310
Lattice Semiconductor Corp.*	2,900	443,584
MACOM Technology Solutions Holdings, Inc.*	1,400	532,518
Rambus, Inc.*	2,600	345,124
Rigetti Computing, Inc.* (a)	4,000	77,280
Semtech Corp.*	6,632	1,073,389
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

	Shares	Value ($)
SiTime Corp.*	1,887	1,406,872
Ultra Clean Holdings, Inc.* (a)	8,673	1,236,683
		7,301,868
Software 6.1%
Adeia, Inc. (a)	6,600	217,338
Commvault Systems, Inc.*	1,300	184,249
D-Wave Quantum, Inc.* (a)	7,700	184,723
Dynatrace, Inc.*	7,679	337,185
Five9, Inc.*	7,047	150,242
InterDigital, Inc. (a)	1,000	283,130
JFrog Ltd.*	2,400	218,112
Tenable Holdings, Inc.*	12,141	447,760
Terawulf, Inc.*	7,200	177,840
Tyler Technologies, Inc.*	476	139,211
Varonis Systems, Inc.*	21,577	905,371
Workiva, Inc.*	1,358	65,877
		3,311,038
Technology Hardware, Storage & Peripherals 0.8%
Everpure, Inc. "A"*	3,700	291,523
IonQ, Inc.* (a)	2,400	127,824
		419,347
Materials 2.5%
Chemicals 0.4%
Sensient Technologies Corp.	1,800	221,922
Construction Materials 1.6%
Eagle Materials, Inc.	2,901	652,725
Knife River Corp.* (a)	2,400	200,760
		853,485
Metals & Mining 0.5%
Almonty Industries, Inc.* (a)	6,000	99,360
Materion Corp.	700	208,173
		307,533
Real Estate 1.7%
Diversified REITs 0.5%
Essential Properties Realty Trust, Inc.	8,578	256,053
Health Care REITs 0.5%
Janus Living, Inc. "A"	9,186	264,006
Hotel & Resort REITs 0.2%
Ryman Hospitality Properties, Inc.	1,000	128,550
Industrial REITs 0.2%
EastGroup Properties, Inc.	608	123,138
Specialized REITs 0.3%
Four Corners Property Trust, Inc.	7,554	185,451
	Shares	Value ($)
Utilities 0.7%
Independent Power & Renewable Electricity Producers 0.7%
Fervo Energy Co. "A"* (a)	5,055	147,758
Hallador Energy Co.* (a)	13,000	226,070
		373,828
Total Common Stocks (Cost $32,987,778)		53,934,348
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Apellis Pharmaceuticals, Inc.* (c)	3,951	118
Blueprint Medicines Corp.* (c)	3,484	1,603
Total Rights (Cost $1,721)		1,721
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $626,100)	626,100	626,100
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $544,614)	544,614	544,614

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $34,160,213)	101.1	55,106,783
Other Assets and Liabilities, Net	(1.1)	(579,754)
Net Assets	100.0	54,527,029
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 5

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
459,425	166,675 (f)	—	—	—	1,452	—	626,100	626,100
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (d)
540,492	3,123,748	3,119,626	—	—	15,465	—	544,614	544,614
999,917	3,290,423	3,119,626	—	—	16,917	—	1,170,714	1,170,714

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $7,261,464, which is 13.3% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,678,214.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$53,934,348	$—	$—	$53,934,348
Other Investments	—	—	0	0
Rights	—	—	1,721	1,721
Short-Term Investments (a)	1,170,714	—	—	1,170,714
Total	$55,105,062	$—	$1,721	$55,106,783

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $32,989,499) — including $7,261,464 of securities loaned	$53,936,069
Investment in DWS Government & Agency Securities Portfolio (cost $626,100)*	626,100
Investment in DWS Central Cash Management Government Fund (cost $544,614)	544,614
Cash	11,264
Receivable for investments sold	2,669,651
Dividends receivable	8,975
Affiliated securities lending income receivable	619
Other assets	244
Total assets	57,797,536
Liabilities
Payable upon return of securities loaned	626,100
Payable for investments purchased	2,562,457
Payable for Fund shares redeemed	3,204
Accrued management fee	23,429
Accrued Trustees' fees	363
Other accrued expenses and payables	54,954
Total liabilities	3,270,507
Net assets, at value	$54,527,029
Net Assets Consist of
Distributable earnings (loss)	30,579,504
Paid-in capital	23,947,525
Net assets, at value	$54,527,029
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($54,527,029 ÷ 3,461,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$15.75

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $6,678,214.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends	$120,902
Income distributions — DWS Central Cash Management Government Fund	15,465
Affiliated securities lending income, net	1,452
Total income	137,819
Expenses:
Management fee	136,114
Administration fee	24,006
Services to shareholders	456
Custodian fee	845
Audit fee	18,584
Legal fees	6,876
Tax fees	2,985
Reports to shareholders	12,410
Trustees' fees and expenses	2,270
Other	3,228
Total expenses	207,774
Net investment income (loss)	(69,955)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	9,811,845
Change in net unrealized appreciation (depreciation) on investments	(846,075)
Net gain (loss)	8,965,770
Net increase (decrease) in net assets resulting from operations	$8,895,815
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income (loss)	$(69,955)	$(37,438)
Net realized gain (loss)	9,811,845	3,466,628
Change in net unrealized appreciation (depreciation)	(846,075)	318,529
Net increase (decrease) in net assets resulting from operations	8,895,815	3,747,719
Distributions to shareholders:
Class A	(3,453,842)	(3,463,980)
Fund share transactions:
Class A
Proceeds from shares sold	315,478	975,083
Reinvestment of distributions	3,453,842	3,463,980
Payments for shares redeemed	(2,772,647)	(5,832,744)
Net increase (decrease) in net assets from Class A share transactions	996,673	(1,393,681)
Increase (decrease) in net assets	6,438,646	(1,109,942)
Net assets at beginning of period	48,088,383	49,198,325
Net assets at end of period	$54,527,029	$48,088,383

Other Information
Class A
Shares outstanding at beginning of period	3,388,903	3,448,681
Shares sold	21,431	72,200
Shares issued to shareholders in reinvestment of distributions	239,684	293,309
Shares redeemed	(188,650)	(425,287)
Net increase (decrease) in Class A shares	72,465	(59,778)
Shares outstanding at end of period	3,461,368	3,388,903
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Financial Highlights
DWS Small Mid Cap Growth VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.19	$14.27	$13.70	$11.97	$18.87	$17.43
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02 )	(.01 )	(.03 )	.00 *	(.00 )*	(.06 )
Net realized and unrealized gain (loss)	2.63	.96	.73	2.17	(5.10)	2.43
Total from investment operations	2.61	.95	.70	2.17	(5.10)	2.37
Less distributions from:
Net investment income	—	—	—	(.00 )*	—	(.01 )
Net realized gains	(1.05)	(1.03)	(.13 )	(.44 )	(1.80)	(.92 )
Total distributions	(1.05)	(1.03)	(.13 )	(.44 )	(1.80)	(.93 )
Net asset value, end of period	$15.75	$14.19	$14.27	$13.70	$11.97	$18.87
Total Return (%)	19.14 **	8.11	5.15	18.83 [b]	(28.02)[b]	13.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	48	49	53	50	75
Ratio of expenses before expense reductions (%)[c]	.84 ***	.85	.83	.85	.83	.78
Ratio of expenses after expense reductions (%)[c]	.84 ***	.85	.83	.84	.81	.78
Ratio of net investment income (loss) (%)	(.28 )***	(.08 )	(.22 )	.02	(.02 )	(.33 )
Portfolio turnover rate (%)	30 **	11	4	4	11	16

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Growth VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$7,304,314	$—	$—	$—	$7,304,314
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$626,100
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$6,678,214
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $34,244,838. The net unrealized appreciation for all investments based on tax cost was $20,861,945. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $23,121,247 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,259,302.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $14,763,178 and $17,365,175, respectively.

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.550%
Next $750 million of such net assets	.525%
Over $1 billion of such net assets	.500%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.85%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $24,006, of which $4,132 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $275, of which $86 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $184, of which $44 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 92%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 13

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 15

performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

16 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2SMCG-BFE2025

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 17

VS2SMCG-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
16	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 2.4%
Diversified Telecommunication Services 1.0%
Bandwidth, Inc. "A"*	5,165	326,945
Liberty Latin America Ltd. "A"*	46,197	362,184
Uniti Group, Inc.	24,923	285,867
		974,996
Interactive Media & Services 0.5%
Pinterest, Inc. "A"*	23,219	488,295
Media 0.9%
EchoStar Corp. "A"*	7,950	806,925
Consumer Discretionary 11.5%
Broadline Retail 0.7%
Ollie's Bargain Outlet Holdings, Inc.*	9,135	702,299
Distributors 1.0%
Gold.com, Inc. (a)	23,394	973,424
Diversified Consumer Services 0.5%
Coursera, Inc.*	47,937	270,365
Phoenix Education Partners, Inc. (a)	7,873	258,628
		528,993
Hotels, Restaurants & Leisure 2.2%
El Pollo Loco Holdings, Inc.*	33,201	563,089
Navan, Inc. "A"* (a)	31,805	727,381
Travel & Leisure Co.	10,326	789,216
		2,079,686
Household Durables 3.0%
Century Communities, Inc.	9,966	714,164
Helen of Troy Ltd.*	8,923	259,392
Leggett & Platt, Inc.	50,654	593,158
Toll Brothers, Inc.	3,844	633,299
Whirlpool Corp.	18,696	736,996
		2,937,009
Leisure Products 0.9%
Hasbro, Inc.	10,105	834,572
Specialty Retail 1.8%
AutoNation, Inc.*	1,957	363,591
Gap, Inc.	37,411	698,837
Group 1 Automotive, Inc.	829	241,380
Winmark Corp. (a)	923	390,503
		1,694,311
Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren Corp.	3,376	1,355,160
Consumer Staples 3.7%
Beverages 0.6%
Primo Brands Corp.	22,446	548,580
	Shares	Value ($)
Food Products 3.1%
Conagra Brands, Inc.	53,261	716,893
Freshpet, Inc.*	13,091	773,940
Seaboard Corp.	119	531,255
Simply Good Foods Co.*	17,254	229,133
Utz Brands, Inc.	102,149	786,548
		3,037,769
Energy 4.8%
Energy Equipment & Services 0.4%
Borr Drilling Ltd.* (a)	56,477	233,250
Nabors Industries Ltd.*	2,334	196,079
		429,329
Oil, Gas & Consumable Fuels 4.4%
Antero Midstream Corp.	51,152	1,163,708
APA Corp.	20,329	662,116
California Resources Corp.	8,190	433,005
Permian Resources Corp. "A"	63,340	1,166,090
Talos Energy, Inc.*	25,708	331,890
W&T Offshore, Inc.	140,916	443,885
		4,200,694
Financials 18.5%
Banks 7.9%
First BanCorp.	72,190	1,881,993
First Financial Corp. (a)	10,822	838,056
Hancock Whitney Corp.	22,937	1,713,853
Hilltop Holdings, Inc.	15,395	597,018
Triumph Financial, Inc.* (a)	6,920	528,065
UMB Financial Corp.	14,029	2,002,780
		7,561,765
Capital Markets 3.8%
Affiliated Managers Group, Inc.	4,563	1,544,119
Donnelley Financial Solutions, Inc.*	11,817	495,723
Evercore, Inc. "A"	3,073	1,049,245
Invesco Ltd.	23,034	607,867
		3,696,954
Consumer Finance 0.4%
SoFi Technologies, Inc.*	22,561	404,519
Financial Services 3.8%
Affirm Holdings, Inc.*	5,436	443,306
Corebridge Financial, Inc.	17,411	498,477
Enact Holdings, Inc. (a)	15,406	704,208
Essent Group Ltd.	7,046	452,917
MGIC Investment Corp.	22,988	648,262
Radian Group, Inc.	23,178	873,115
		3,620,285
Insurance 1.9%
Assurant, Inc.	1,392	373,794
Everest Group Ltd.	1,810	646,586
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 3

	Shares	Value ($)
Globe Life, Inc.	1,900	339,492
RLI Corp.	7,731	456,670
		1,816,542
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Rithm Capital Corp.	73,146	686,841
Health Care 8.3%
Biotechnology 3.9%
Exelixis, Inc.*	8,937	486,262
Ionis Pharmaceuticals, Inc.*	12,600	999,054
Revolution Medicines, Inc.*	8,786	1,645,442
United Therapeutics Corp.*	1,087	588,970
		3,719,728
Health Care Equipment & Supplies 0.3%
QuidelOrtho Corp.*	17,707	310,138
Health Care Providers & Services 0.8%
Universal Health Services, Inc. "B"	4,898	728,284
Pharmaceuticals 3.3%
Jazz Pharmaceuticals PLC*	7,671	1,848,481
Ligand Pharmaceuticals, Inc.* (a)	4,239	1,339,905
		3,188,386
Industrials 20.0%
Aerospace & Defense 1.3%
Huntington Ingalls Industries, Inc.	4,609	1,290,013
Building Products 2.7%
Advanced Drainage Systems, Inc.	4,689	735,986
Armstrong World Industries, Inc.	4,115	660,128
Owens Corning	7,827	1,244,180
		2,640,294
Construction & Engineering 2.2%
API Group Corp.*	23,997	1,016,273
MasTec, Inc.*	2,578	1,072,603
		2,088,876
Electrical Equipment 6.4%
Allient, Inc.	5,475	563,542
EnerSys	7,622	1,782,176
Generac Holdings, Inc.*	2,738	801,714
nVent Electric PLC	7,763	1,316,682
Sensata Technologies Holding PLC	35,616	1,700,308
		6,164,422
Ground Transportation 1.2%
Landstar System, Inc.	2,321	480,006
RXO, Inc.*	24,624	679,376
		1,159,382
	Shares	Value ($)
Machinery 0.8%
Worthington Enterprises, Inc.	13,482	724,792
Marine Transportation 0.2%
Kirby Corp.*	1,669	226,934
Passenger Airlines 1.2%
Frontier Group Holdings, Inc.* (a)	88,542	700,367
SkyWest, Inc.*	4,557	452,647
		1,153,014
Professional Services 3.7%
FTI Consulting, Inc.*	2,448	364,777
ICF International, Inc.	5,904	430,165
Korn Ferry (a)	14,428	960,616
Science Applications International Corp. (a)	7,124	786,561
Willdan Group, Inc.*	12,404	981,156
		3,523,275
Trading Companies & Distributors 0.3%
DNOW, Inc.*	23,639	306,598
Information Technology 11.1%
Communications Equipment 2.7%
Applied Optoelectronics, Inc.*	1,959	290,245
Ciena Corp.*	3,594	1,763,073
Viasat, Inc.*	6,206	557,361
		2,610,679
Electronic Equipment, Instruments & Components 4.9%
Avnet, Inc.	21,824	1,938,408
Coherent Corp.*	1,341	528,984
Itron, Inc.* (a)	9,251	800,489
Powerfleet, Inc. NJ* (a)	107,822	412,958
TD SYNNEX Corp.	3,778	1,010,011
		4,690,850
Semiconductors & Semiconductor Equipment 0.7%
Onto Innovation, Inc.*	1,733	655,854
Software 2.6%
Bit Digital, Inc.*	166,162	299,092
Hut 8 Corp.* (a)	4,680	540,283
MARA Holdings, Inc.* (a)	28,577	396,934
Riot Platforms, Inc.*	28,468	779,454
SailPoint, Inc.* (a)	33,952	497,057
		2,512,820
Technology Hardware, Storage & Peripherals 0.2%
Sandisk Corp.*	110	250,110
Materials 6.0%
Chemicals 1.1%
Avient Corp.	7,767	287,068
RPM International, Inc.	6,512	723,809
		1,010,877
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

	Shares	Value ($)
Containers & Packaging 1.2%
AptarGroup, Inc.	3,369	421,799
Silgan Holdings, Inc.	16,150	749,198
		1,170,997
Metals & Mining 3.7%
Alpha Metallurgical Resources, Inc.* (a)	2,452	404,433
Constellium SE*	27,218	867,438
Reliance, Inc.	3,259	1,217,562
Royal Gold, Inc.	2,441	487,248
Worthington Steel, Inc. (a)	17,467	586,542
		3,563,223
Real Estate 8.4%
Diversified REITs 1.2%
Alpine Income Property Trust, Inc.	16,277	337,911
Global Net Lease, Inc.	85,680	765,979
		1,103,890
Health Care REITs 1.9%
Healthcare Realty Trust, Inc.	32,819	661,959
Omega Healthcare Investors, Inc.	23,952	1,142,031
		1,803,990
Industrial REITs 1.3%
STAG Industrial, Inc.	33,727	1,283,650
Office REITs 0.3%
BXP, Inc. (a)	4,739	314,243
Real Estate Management & Development 0.6%
Zillow Group, Inc. "C"*	18,923	596,453
Retail REITs 0.5%
NNN REIT, Inc.	9,442	439,336
Specialized REITs 2.6%
Gaming and Leisure Properties, Inc.	31,688	1,411,067
Gladstone Land Corp.	33,319	284,211
Rayonier, Inc.	18,006	383,168
Safehold, Inc.	28,878	453,384
		2,531,830
Utilities 3.7%
Electric Utilities 2.4%
IDACORP, Inc.	8,688	1,314,495
	Shares	Value ($)
Otter Tail Corp. (a)	5,243	471,765
Portland General Electric Co.	9,901	513,169
		2,299,429
Gas Utilities 1.3%
ONE Gas, Inc.	5,421	417,796
UGI Corp.	25,316	874,415
		1,292,211
Total Common Stocks (Cost $65,211,656)		94,733,526
Preferred Stocks 0.1%
Communication Services 0.1%
Liberty Latin America Ltd., Series A, 9.0% (Cost $106,403)	4,619	100,186
Rights 0.1%
Consumer Staples
TreeHouse Foods, Inc.,* (b) (Cost $71,597)	37,097	71,597
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (c) (d) (Cost $1,474,112)	1,474,112	1,474,112
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (c) (Cost $907,054)	907,054	907,054

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,770,822)	101.1	97,286,475
Other Assets and Liabilities, Net	(1.1)	(1,026,700)
Net Assets	100.0	96,259,775
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 5

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (c) (d)
2,623,645	—	1,149,533 (e)	—	—	2,936	—	1,474,112	1,474,112
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (c)
338,547	6,224,790	5,656,283	—	—	18,082	—	907,054	907,054
2,962,192	6,224,790	6,805,816	—	—	21,018	—	2,381,166	2,381,166

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $9,418,570, which is 9.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,160,318.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$94,733,526	$—	$—	$94,733,526
Preferred Stocks	100,186	—	—	100,186
Rights	—	—	71,597	71,597
Short-Term Investments (a)	2,381,166	—	—	2,381,166
Total	$97,214,878	$—	$71,597	$97,286,475

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $65,389,656) — including $9,418,570 of securities loaned	$94,905,309
Investment in DWS Government & Agency Securities Portfolio (cost $1,474,112)*	1,474,112
Investment in DWS Central Cash Management Government Fund (cost $907,054)	907,054
Receivable for investments sold	6,275,036
Receivable for Fund shares sold	923
Dividends receivable	56,952
Affiliated securities lending income receivable	700
Other assets	618
Total assets	103,620,704
Liabilities
Payable upon return of securities loaned	1,474,112
Payable for investments purchased	5,750,368
Payable for Fund shares redeemed	25,131
Accrued management fee	46,699
Accrued Trustees' fees	123
Other accrued expenses and payables	64,496
Total liabilities	7,360,929
Net assets, at value	$96,259,775
Net Assets Consist of
Distributable earnings (loss)	38,688,700
Paid-in capital	57,571,075
Net assets, at value	$96,259,775
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($79,210,282 ÷ 4,748,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.68
Class B
Net Asset Value, offering and redemption price per share ($17,049,493 ÷ 1,018,325 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.74

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $8,160,318.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,888)	$728,823
Income distributions — DWS Central Cash Management Government Fund	18,082
Affiliated securities lending income, net	2,936
Total income	749,841
Expenses:
Management fee	288,394
Administration fee	43,037
Services to shareholders	1,288
Record keeping fee (Class B)	9,095
Distribution service fee (Class B)	19,403
Custodian fee	1,358
Professional fees	25,489
Reports to shareholders	13,940
Trustees' fees and expenses	2,051
Other	4,312
Total expenses before expense reductions	408,367
Expense reductions	(24,704)
Total expenses after expense reductions	383,663
Net investment income	366,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,945,637
Change in net unrealized appreciation (depreciation) on investments	9,250,090
Net gain (loss)	18,195,727
Net increase (decrease) in net assets resulting from operations	$18,561,905
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$366,178	$424,462
Net realized gain (loss)	8,945,637	3,061,283
Change in net unrealized appreciation (depreciation)	9,250,090	9,801,946
Net increase (decrease) in net assets resulting from operations	18,561,905	13,287,691
Distributions to shareholders:
Class A	(2,916,117)	(7,805,150)
Class B	(558,620)	(1,742,422)
Total distributions	(3,474,737)	(9,547,572)
Fund share transactions:
Class A
Proceeds from shares sold	2,224,166	2,691,143
Reinvestment of distributions	2,916,117	7,805,150
Payments for shares redeemed	(6,401,325)	(10,358,290)
Net increase (decrease) in net assets from Class A share transactions	(1,261,042)	138,003
Class B
Proceeds from shares sold	1,207,028	1,421,311
Reinvestment of distributions	558,620	1,742,422
Payments for shares redeemed	(2,215,839)	(3,637,769)
Net increase (decrease) in net assets from Class B share transactions	(450,191)	(474,036)
Increase (decrease) in net assets	13,375,935	3,404,086
Net assets at beginning of period	82,883,840	79,479,754
Net assets at end of period	$96,259,775	$82,883,840

Other Information
Class A
Shares outstanding at beginning of period	4,829,874	4,696,628
Shares sold	145,658	205,932
Shares issued to shareholders in reinvestment of distributions	187,411	714,757
Shares redeemed	(414,436)	(787,443)
Net increase (decrease) in Class A shares	(81,367)	133,246
Shares outstanding at end of period	4,748,507	4,829,874
Class B
Shares outstanding at beginning of period	1,049,529	1,059,258
Shares sold	77,543	109,529
Shares issued to shareholders in reinvestment of distributions	35,740	158,980
Shares redeemed	(144,487)	(278,238)
Net increase (decrease) in Class B shares	(31,204)	(9,729)
Shares outstanding at end of period	1,018,325	1,049,529
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Financial Highlights
DWS Small Mid Cap Value VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.09	$13.81	$13.86	$12.73	$15.47	$12.00
Income (loss) from investment operations:
Net investment income[a]	.07	.08	.14	.15	.15	.11
Net realized and unrealized gain (loss)	3.14	1.93	.68	1.64	(2.57)	3.54
Total from investment operations	3.21	2.01	.82	1.79	(2.42)	3.65
Less distributions from:
Net investment income	(.25 )	(.14 )	(.17 )	(.15 )	(.12 )	(.18 )
Net realized gains	(.37 )	(1.59)	(.70 )	(.51 )	(.20 )	—
Total distributions	(.62 )	(1.73)	(.87 )	(.66 )	(.32 )	(.18 )
Net asset value, end of period	$16.68	$14.09	$13.81	$13.86	$12.73	$15.47
Total Return (%)[b]	23.21 *	18.21	6.21	14.95	(15.80)	30.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	68	65	67	64	82
Ratio of expenses before expense reductions (%)[c]	.86 **	.87	.87	.87	.87	.85
Ratio of expenses after expense reductions (%)[c]	.80 **	.82	.82	.81	.83	.83
Ratio of net investment income (%)	.89 **	.61	.98	1.16	1.14	.76
Portfolio turnover rate (%)	32 *	53	41	28	33	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 9

DWS Small Mid Cap Value VIP — Class B
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.12	$13.81	$13.86	$12.72	$15.46	$11.99
Income (loss) from investment operations:
Net investment income[a]	.04	.03	.08	.10	.10	.06
Net realized and unrealized gain (loss)	3.14	1.95	.69	1.66	(2.58)	3.53
Total from investment operations	3.18	1.98	.77	1.76	(2.48)	3.59
Less distributions from:
Net investment income	(.19 )	(.08 )	(.12 )	(.11 )	(.06 )	(.12 )
Net realized gains	(.37 )	(1.59)	(.70 )	(.51 )	(.20 )	—
Total distributions	(.56 )	(1.67)	(.82 )	(.62 )	(.26 )	(.12 )
Net asset value, end of period	$16.74	$14.12	$13.81	$13.86	$12.72	$15.46
Total Return (%)[b]	22.91 *	17.85	5.79	14.59	(16.14)	30.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	15	15	17	16	21
Ratio of expenses before expense reductions (%)[c]	1.23 **	1.24	1.24	1.24	1.24	1.22
Ratio of expenses after expense reductions (%)[c]	1.17 **	1.19	1.18	1.18	1.20	1.20
Ratio of net investment income (%)	.51 **	.23	.61	.79	.77	.40
Portfolio turnover rate (%)	32 *	53	41	28	33	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Value VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 11

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$9,634,430	$—	$—	$—	$9,634,430
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,474,112
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$8,160,318
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $67,847,181. The net unrealized appreciation for all investments based on tax cost was $29,439,294. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $31,572,595 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,133,301.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 13

foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $28,705,001 and $34,022,171, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $750 million of such net assets	.620%
Next $1.5 billion of such net assets	.600%
Next $2.5 billion of such net assets	.580%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class B	1.17%
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$20,344
Class B	4,360
$24,704
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $43,037, of which $7,560 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$534	$189
Class B	379	94
	$913	$283
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2026, the Distribution Service Fee aggregated $19,403, of which $3,415 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $346, of which $173 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 12%, respectively. Four Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 24%, 22%, 17% and 14%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 15

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Value VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of

16 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 17

individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2SMCV-BFE2025

18 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

VS2SMCV-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2026